UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3614


                             Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--99.5%
-------------------------------------------------------------------------------------------------------------
 New York--88.2%
 $     619,999 Albany Hsg. Authority (Lark Drive)                 5.500%    12/01/2028      $        643,504
-------------------------------------------------------------------------------------------------------------
     1,420,000 Albany IDA (Albany Medical Center)                 6.000     05/01/2019             1,408,413
-------------------------------------------------------------------------------------------------------------
     2,460,000 Albany IDA (Albany Medical Center)                 6.000     05/01/2029             2,328,784
-------------------------------------------------------------------------------------------------------------
       875,000 Albany IDA (Albany Medical Center)                 8.250     08/01/2004               876,557
-------------------------------------------------------------------------------------------------------------
       400,000 Albany IDA (Albany Municipal Golf
                    Course Clubhouse)                             7.500     05/01/2012               409,648
-------------------------------------------------------------------------------------------------------------
       935,000 Albany IDA (Albany Rehab.)                         8.375     06/01/2023               989,286
-------------------------------------------------------------------------------------------------------------
     4,005,000 Albany IDA (Charitable Leadership)                 5.750     07/01/2026             4,138,807
-------------------------------------------------------------------------------------------------------------
     3,730,000 Albany IDA (Daughters of Sarah Nursing Home)       5.375     10/20/2030             3,962,267
-------------------------------------------------------------------------------------------------------------
     1,660,000 Albany IDA (MARA Mansion Rehab.)                   6.500     02/01/2023             1,661,726
-------------------------------------------------------------------------------------------------------------
     1,395,000 Albany IDA (Port of Albany)                        7.250     02/01/2024             1,421,561
-------------------------------------------------------------------------------------------------------------
     1,285,000 Albany IDA (Sage Colleges)                         5.250     04/01/2019             1,306,575
-------------------------------------------------------------------------------------------------------------
     1,760,000 Albany IDA (Sage Colleges)                         5.300     04/01/2029             1,770,402
-------------------------------------------------------------------------------------------------------------
       125,000 Albany IDA (University Heights-Albany Pharmacy)    6.750     12/01/2029               145,449
-------------------------------------------------------------------------------------------------------------
     1,770,000 Albany Parking Authority                           0.000 z   11/01/2017               913,816
-------------------------------------------------------------------------------------------------------------
     2,510,000 Albany Parking Authority                           5.625     07/15/2020             2,667,026
-------------------------------------------------------------------------------------------------------------
     2,000,000 Albany Parking Authority                           5.625     07/15/2025             2,093,680
-------------------------------------------------------------------------------------------------------------
     2,010,000 Allegany County IDA (Cuba Memorial
               Hospital) a,b,d                                    6.500     11/01/2009             1,082,184
-------------------------------------------------------------------------------------------------------------
     4,230,000 Allegany County IDA (Cuba Memorial
               Hospital) a,b,d                                    7.250     11/01/2019             2,161,995
 -------------------------------------------------------------------------------------------------------------
     5,700,000 Allegany County IDA (Houghton College)             5.250     01/15/2024             5,761,104
 -------------------------------------------------------------------------------------------------------------
       920,000 Amherst IDA (Asbury Pointe)                        5.800     02/01/2015               877,284
 -------------------------------------------------------------------------------------------------------------
     3,000,000 Amherst IDA (Asbury Pointe)                        6.000     02/01/2029             2,581,620
 -------------------------------------------------------------------------------------------------------------
     2,880,000 Amherst IDA (Daemen College)                       6.000     10/01/2021             3,022,502
 -------------------------------------------------------------------------------------------------------------
    10,055,000 Amherst IDA (Daemen College)                       6.125     10/01/2031            10,544,678
 -------------------------------------------------------------------------------------------------------------
     3,000,000 Appleridge Retirement Community                    5.750     09/01/2041             3,295,800
 -------------------------------------------------------------------------------------------------------------
     1,165,000 Babylon IDA (WWH Ambulance)                        7.375     09/15/2008             1,204,517
 -------------------------------------------------------------------------------------------------------------
     2,000,000 Battery Park City Authority                        5.500     11/01/2026             2,178,340
 -------------------------------------------------------------------------------------------------------------
       710,000 Battery Park City Authority                       10.000     06/01/2023               713,798
 -------------------------------------------------------------------------------------------------------------
     1,380,000 Bayshore HDC                                       7.500     02/01/2023             1,382,705
 -------------------------------------------------------------------------------------------------------------
       665,000 Bethany Retirement Home                            7.450     02/01/2024               714,183
 -------------------------------------------------------------------------------------------------------------
     1,065,000 Blauvelt Volunteer Fire Company                    6.250     10/15/2017             1,047,513
 -------------------------------------------------------------------------------------------------------------
        45,000 Bleeker Terrace HDC                                8.350     07/01/2004                45,396
 -------------------------------------------------------------------------------------------------------------
       900,000 Bleeker Terrace HDC                                8.750     07/01/2007               909,324
 -------------------------------------------------------------------------------------------------------------
       580,000 Brookhaven IDA (Brookhaven Memorial Hospital)      8.250     11/15/2030               598,989
 -------------------------------------------------------------------------------------------------------------
     7,005,000 Brookhaven IDA (Dowling College)                   6.750     03/01/2023             7,015,578
 -------------------------------------------------------------------------------------------------------------
       370,000 Brookhaven IDA (Farber) a                          3.188 v   12/01/2004               369,519
 -------------------------------------------------------------------------------------------------------------
       185,000 Brookhaven IDA (Interdisciplinary School)          8.500     12/01/2004               187,792
 -------------------------------------------------------------------------------------------------------------
     3,220,000 Brookhaven IDA (Interdisciplinary School)          9.500     12/01/2019             3,420,123
 -------------------------------------------------------------------------------------------------------------
     1,250,000 Brookhaven IDA (St. Joseph's College)              6.000     12/01/2020             1,318,925
 -------------------------------------------------------------------------------------------------------------
     2,425,000 Brookhaven IDA (Stony Brook Foundation)            6.500     11/01/2020             2,531,482
 -------------------------------------------------------------------------------------------------------------
       560,000 Brookhaven IDA (United Baking Company)             8.750     12/01/2011               566,647
 -------------------------------------------------------------------------------------------------------------
     3,240,000 Brookhaven IDA (United Baking Company)             8.750     12/01/2030             3,280,208
 -------------------------------------------------------------------------------------------------------------
     1,000,000 Canton Human Services Initiatives                  5.700     09/01/2024             1,057,400
 -------------------------------------------------------------------------------------------------------------
     1,260,000 Canton Human Services Initiatives                  5.750     09/01/2032             1,325,797


11  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
$      600,000 Capital District Youth Center                      6.000%    02/01/2017       $       650,844
-------------------------------------------------------------------------------------------------------------
       500,000 Carnegie Redevelopment Corp. a                     7.000     09/01/2021               504,965
-------------------------------------------------------------------------------------------------------------
     1,430,000 Cattaraugus County IDA (Cherry Creek)              9.800     09/01/2010             1,436,807
-------------------------------------------------------------------------------------------------------------
       570,000 Cattaraugus County IDA
               (Jamestown Community College)                      6.400     07/01/2019               624,549
-------------------------------------------------------------------------------------------------------------
     1,000,000 Cattaraugus County IDA
               (Jamestown Community College)                      6.500     07/01/2030             1,093,470
-------------------------------------------------------------------------------------------------------------
     4,360,000 Cattaraugus County IDA (Olean
               General Hospital)                                  5.250     08/01/2023             4,456,792
-------------------------------------------------------------------------------------------------------------
     1,465,000 Cattaraugus County IDA
               (St. Bonaventure University)                       5.450     09/15/2019             1,526,325
-------------------------------------------------------------------------------------------------------------
     2,900,000 Chautauqua County IDA
               (Jamestown Community College)                      5.250     08/01/2028             3,021,481
-------------------------------------------------------------------------------------------------------------
     1,160,000 Chautauqua County IDA
               (Jamestown Devel. Corp.)                           7.125     11/01/2008             1,199,649
-------------------------------------------------------------------------------------------------------------
     3,395,000 Chautauqua County IDA
               (Jamestown Devel. Corp.)                           7.125     11/01/2018             3,525,504
-------------------------------------------------------------------------------------------------------------
     2,500,000 Chautauqua County Tobacco Asset
                Securitization Corp.                              6.750     07/01/2040             2,489,525
-------------------------------------------------------------------------------------------------------------
     8,145,000 Chemung County IDA (St. Joseph's Hospital)         6.000     01/01/2013             7,629,421
-------------------------------------------------------------------------------------------------------------
     8,435,000 Chemung County IDA (St. Joseph's Hospital)         6.350     01/01/2013             8,104,179
-------------------------------------------------------------------------------------------------------------
     4,910,000 Chemung County IDA (St. Joseph's Hospital)         6.500     01/01/2019             4,605,089
-------------------------------------------------------------------------------------------------------------
     1,960,000 Clifton Springs Hospital & Clinic                  7.650     01/01/2012             1,965,194
-------------------------------------------------------------------------------------------------------------
     3,345,000 Clifton Springs Hospital & Clinic                  8.000     01/01/2020             3,351,088
-------------------------------------------------------------------------------------------------------------
        35,000 Cohoes GO                                          6.200     03/15/2012                37,303
-------------------------------------------------------------------------------------------------------------
        25,000 Cohoes GO                                          6.200     03/15/2013                26,557
-------------------------------------------------------------------------------------------------------------
        25,000 Cohoes GO                                          6.250     03/15/2014                26,473
-------------------------------------------------------------------------------------------------------------
        25,000 Cohoes GO                                          6.250     03/15/2015                26,368
-------------------------------------------------------------------------------------------------------------
        25,000 Cohoes GO                                          6.250     03/15/2016                26,299
-------------------------------------------------------------------------------------------------------------
       230,000 Columbia County IDA (Berkshire Farms)              6.900     12/15/2004               233,438
-------------------------------------------------------------------------------------------------------------
     1,855,000 Columbia County IDA (Berkshire Farms)              7.500     12/15/2014             1,926,733
-------------------------------------------------------------------------------------------------------------
     3,300,000 Corinth IDA (International Paper Company)          5.750     02/01/2022             3,442,329
-------------------------------------------------------------------------------------------------------------
     5,370,000 Cortland County IDA
               (Cortland Memorial Hospital)                       5.250     07/01/2032             5,532,228
-------------------------------------------------------------------------------------------------------------
       120,000 Dutchess County IDA (Bard College)                 5.750     08/01/2030               129,544
-------------------------------------------------------------------------------------------------------------
     3,500,000 Dutchess County IDA (Bard College)                 7.000     11/01/2017             3,628,625
-------------------------------------------------------------------------------------------------------------
     2,595,000 Dutchess County IDA (Vassar Brothers Hospital)     6.500     04/01/2020             2,833,325
-------------------------------------------------------------------------------------------------------------
     5,595,000 Dutchess County IDA (Vassar Brothers Hospital)     6.500     04/01/2030             6,088,703
-------------------------------------------------------------------------------------------------------------
     1,000,000 Dutchess County Water & Wastewater Authority       0.000 z   06/01/2027               310,130
-------------------------------------------------------------------------------------------------------------
     3,350,000 East Rochester Hsg. Authority
               (Episcopal Senior Hsg.)                            7.750     10/01/2032             3,365,812
-------------------------------------------------------------------------------------------------------------
     1,355,000 East Rochester Hsg. Authority
               (Gates Senior Hsg.)                                6.125     04/20/2043             1,470,053
-------------------------------------------------------------------------------------------------------------
     1,400,000 East Rochester Hsg. Authority
               (Genesee Valley Nursing Home)                      5.200     12/20/2024             1,485,820
-------------------------------------------------------------------------------------------------------------
     2,000,000 East Rochester Hsg. Authority
               (Linden Knoll)                                     5.350     02/01/2038             2,045,980
-------------------------------------------------------------------------------------------------------------
     4,095,000 East Rochester Hsg. Authority
               (St. John's Meadows)                               5.950     08/01/2027             4,293,935
-------------------------------------------------------------------------------------------------------------
     2,960,000 Erie County IDA (Affordable Hospitality) a         9.250     12/01/2015             2,952,038
-------------------------------------------------------------------------------------------------------------
       815,000 Erie County IDA (Air Cargo)                        8.250     10/01/2007               818,586
-------------------------------------------------------------------------------------------------------------
     2,380,000 Erie County IDA (Air Cargo)                        8.500     10/01/2015             2,431,003
-------------------------------------------------------------------------------------------------------------
       845,000 Erie County IDA (DePaul Properties)                5.750     09/01/2028               693,753
-------------------------------------------------------------------------------------------------------------
     3,055,000 Erie County IDA (DePaul Properties)                6.500     09/01/2018             2,888,747
-------------------------------------------------------------------------------------------------------------
    11,310,000 Erie County IDA (Medaille College)                 7.625     04/01/2035            11,425,475
-------------------------------------------------------------------------------------------------------------
     3,515,000 Erie County IDA (Medaille College)                 8.250     11/01/2026             3,644,141


12  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
$    2,655,000 Erie County IDA (Mercy Hospital)                   6.250%    06/01/2010       $     2,498,594
-------------------------------------------------------------------------------------------------------------
        25,000 Erie County IDA (The Episcopal Church Home)        5.875     02/01/2018                24,626
-------------------------------------------------------------------------------------------------------------
     9,495,000 Erie County IDA (The Episcopal Church Home)        6.000     02/01/2028             9,303,296
-------------------------------------------------------------------------------------------------------------
       570,000 Erie County Tobacco Asset Securitization Corp.     6.125     07/15/2030               537,339
-------------------------------------------------------------------------------------------------------------
    19,900,000 Erie County Tobacco Asset Securitization Corp.     6.250     07/15/2040            18,989,177
-------------------------------------------------------------------------------------------------------------
    45,490,000 Erie County Tobacco Asset Securitization Corp.     6.750     07/15/2040            45,691,976
-------------------------------------------------------------------------------------------------------------
     1,850,000 Essex County IDA (International Paper Company)     5.500     08/15/2022             1,878,175
-------------------------------------------------------------------------------------------------------------
     1,625,000 Essex County IDA (International Paper Company)     5.500     10/01/2026             1,651,357
-------------------------------------------------------------------------------------------------------------
       310,000 Essex County IDA (International Paper Company)     5.800     12/01/2019               319,759
-------------------------------------------------------------------------------------------------------------
     2,300,000 Essex County IDA (International Paper Company)     6.450     11/15/2023             2,462,955
-------------------------------------------------------------------------------------------------------------
     5,000,000 Essex County IDA (Moses Ludington Nursing Home)    6.375     02/01/2050             5,735,650
-------------------------------------------------------------------------------------------------------------
       275,000 Essex County IDA (Moses Ludington Nursing Home)    9.000     02/01/2008               279,009
-------------------------------------------------------------------------------------------------------------
     5,680,000 Franklin County IDA (Adirondack Medical Center)    5.500     12/01/2029             6,080,383
-------------------------------------------------------------------------------------------------------------
     4,245,000 Franklin County SWMA                               6.250     06/01/2015             4,335,673
-------------------------------------------------------------------------------------------------------------
     1,570,000 Fulton County IDA (Nathan Littauer)                7.000     11/01/2004             1,577,269
-------------------------------------------------------------------------------------------------------------
       585,000 Glen Cove IDA (SLCD)                               6.875     07/01/2008               585,760
-------------------------------------------------------------------------------------------------------------
     3,775,000 Glen Cove IDA (SLCD)                               7.375     07/01/2023             3,868,167
-------------------------------------------------------------------------------------------------------------
     2,375,000 Grand Central BID
               (Grand Central District Management)                5.250     01/01/2022             2,422,619
-------------------------------------------------------------------------------------------------------------
     2,795,000 Green Island Power Authority                       6.000     12/15/2020             2,967,815
-------------------------------------------------------------------------------------------------------------
     1,695,000 Green Island Power Authority                       6.000     12/15/2025             1,765,054
-------------------------------------------------------------------------------------------------------------
       690,000 Hamilton EHC (Hamilton Apartments)                11.250     01/01/2015               707,471
-------------------------------------------------------------------------------------------------------------
     2,500,000 Hempstead IDA (Adelphi University)                 5.500     06/01/2032             2,643,325
-------------------------------------------------------------------------------------------------------------
       405,000 Hempstead IDA (Dentaco Corp.)                      7.250     11/01/2012               398,099
-------------------------------------------------------------------------------------------------------------
     1,270,000 Hempstead IDA (Dentaco Corp.)                      8.250     11/01/2025             1,285,862
-------------------------------------------------------------------------------------------------------------
     5,220,000 Hempstead IDA (Engel Burman Senior Hsg.)           6.250     11/01/2010             5,259,724
-------------------------------------------------------------------------------------------------------------
    18,825,000 Hempstead IDA (Engel Burman Senior Hsg.)           6.750     11/01/2024            18,980,306
-------------------------------------------------------------------------------------------------------------
     3,465,000 Hempstead IDA (Franklin Hospital
               Medical Center)                                    5.750     11/01/2008             3,343,760
-------------------------------------------------------------------------------------------------------------
     9,375,000 Hempstead IDA (Franklin Hospital
               Medical Center)                                    6.375     11/01/2018             8,589,562
-------------------------------------------------------------------------------------------------------------
     9,890,000 Hempstead IDA (Franklin Hospital
               Medical Center)                                    7.750     11/01/2022             9,994,142
-------------------------------------------------------------------------------------------------------------
     2,500,000 Hempstead IDA (Hungry Harbor Associates)           8.000     05/01/2044             2,562,075
-------------------------------------------------------------------------------------------------------------
     4,770,000 Hempstead IDA (Hungry Harbor Associates)           8.000     05/01/2044             4,801,053
-------------------------------------------------------------------------------------------------------------
    12,530,000 Hempstead IDA (Hungry Harbor Associates)           8.000     05/01/2044            12,841,120
-------------------------------------------------------------------------------------------------------------
     5,700,000 Hempstead IDA (Hungry Harbor Associates)           8.000     05/01/2044             5,700,684
-------------------------------------------------------------------------------------------------------------
     6,355,000 Hempstead IDA (South Shore Y JCC)                  6.750     11/01/2024             6,200,129
-------------------------------------------------------------------------------------------------------------
    11,460,000 Herkimer County IDA (Burrows Paper) a              8.000     01/01/2009            11,257,273
-------------------------------------------------------------------------------------------------------------
     1,285,000 Herkimer County IDA (College Foundation)           6.400     11/01/2020             1,369,514
-------------------------------------------------------------------------------------------------------------
     2,000,000 Herkimer County IDA (College Foundation)           6.500     11/01/2030             2,124,080
-------------------------------------------------------------------------------------------------------------
       340,000 Herkimer Hsg. Authority                            7.150     03/01/2011               344,791
-------------------------------------------------------------------------------------------------------------
        60,000 Hsg. NY Corp.                                      5.500     11/01/2020                61,905
-------------------------------------------------------------------------------------------------------------
       990,000 Hudson IDA (Have, Inc.)                            8.125     12/01/2017             1,004,038
-------------------------------------------------------------------------------------------------------------
       125,000 Huntington Hsg. Authority (GJSR)                   5.875     05/01/2019               116,981
-------------------------------------------------------------------------------------------------------------
     1,000,000 Huntington Hsg. Authority (GJSR)                   6.000     05/01/2029               894,810
-------------------------------------------------------------------------------------------------------------
     8,500,000 Huntington Hsg. Authority (GJSR)                   6.000     05/01/2039             7,485,865
-------------------------------------------------------------------------------------------------------------
       885,000 Islip IDA (Leeway School)                          9.000     08/01/2021               886,407


13 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
-------------------------------------------------------------------------------------------------------------
$   20,000,000 Islip IDA (Southside Hospital
               Civic Facilities)                                  7.750%    12/01/2022       $    20,190,800
-------------------------------------------------------------------------------------------------------------
     3,000,000 Kenmore Hsg. Authority (SUNY at Buffalo)           5.500     08/01/2024             3,212,880
-------------------------------------------------------------------------------------------------------------
    21,000,000 L.I. Power Authority RITES a                      16.830 f   12/01/2022            25,019,400
-------------------------------------------------------------------------------------------------------------
     7,905,000 L.I. Power Authority RITES a                      16.859 f   12/01/2022             9,418,017
-------------------------------------------------------------------------------------------------------------
     3,750,000 L.I. Power Authority RITES a                      17.300 f   12/01/2026             4,443,300
-------------------------------------------------------------------------------------------------------------
     2,915,000 L.I. Power Authority RITES a                      17.359 f   09/01/2028             3,635,938
-------------------------------------------------------------------------------------------------------------
    25,630,000 L.I. Power Authority, Series A                     5.125     09/01/2029            26,038,542
-------------------------------------------------------------------------------------------------------------
    44,530,000 L.I. Power Authority, Series A                     5.375     09/01/2025            46,164,251
-------------------------------------------------------------------------------------------------------------
     3,000,000 L.I. Power Authority, Series C                     5.000     09/01/2027             3,030,300
-------------------------------------------------------------------------------------------------------------
    86,300,000 L.I. Power Authority, Series L                     5.375     05/01/2033            89,190,187
-------------------------------------------------------------------------------------------------------------
        75,000 Lowville GO                                        7.200     09/15/2007                89,116
-------------------------------------------------------------------------------------------------------------
       100,000 Lowville GO                                        7.200     09/15/2012               129,178
-------------------------------------------------------------------------------------------------------------
       100,000 Lowville GO                                        7.200     09/15/2013               129,852
-------------------------------------------------------------------------------------------------------------
       100,000 Lowville GO                                        7.200     09/15/2014               131,037
-------------------------------------------------------------------------------------------------------------
     5,350,000 Lyons Community Health Initiatives Corp.           6.800     09/01/2024             5,591,766
-------------------------------------------------------------------------------------------------------------
     4,485,000 Macleay Hsg. Corp. (Larchmont Woods)               8.500     01/01/2031             4,732,617
-------------------------------------------------------------------------------------------------------------
     1,290,000 Madison County IDA (Oneida
               Healthcare Center)                                 5.300     02/01/2021             1,347,005
-------------------------------------------------------------------------------------------------------------
     5,500,000 Madison County IDA (Oneida
               Healthcare Center)                                 5.350     02/01/2031             5,706,470
-------------------------------------------------------------------------------------------------------------
     2,375,000 Mechanicsville HDC                                 6.900     08/01/2022             2,386,970
-------------------------------------------------------------------------------------------------------------
       105,000 Middleton IDA (Flanagan Design & Display)          7.000     11/01/2006               102,041
-------------------------------------------------------------------------------------------------------------
       690,000 Middleton IDA (Flanagan Design & Display)          7.500     11/01/2018               644,032
-------------------------------------------------------------------------------------------------------------
       905,000 Middleton IDA (Fleurchem, Inc.) a                  8.000     12/01/2016               910,846
-------------------------------------------------------------------------------------------------------------
     3,955,000 Middletown IDA (Southwinds Retirement Home)        6.375     03/01/2018             3,702,592
-------------------------------------------------------------------------------------------------------------
       500,000 Middletown IDA (YMCA)                              6.250     11/01/2009               475,250
-------------------------------------------------------------------------------------------------------------
     1,255,000 Middletown IDA (YMCA)                              7.000     11/01/2019             1,155,817
-------------------------------------------------------------------------------------------------------------
       315,000 Monroe County COP                                  8.050     01/01/2011               325,678
-------------------------------------------------------------------------------------------------------------
     4,260,000 Monroe County IDA (Al Sigl Center)                 6.600     12/15/2017             4,158,868
-------------------------------------------------------------------------------------------------------------
     1,590,000 Monroe County IDA (Al Sigl Center)                 7.250     12/15/2015             1,620,178
-------------------------------------------------------------------------------------------------------------
     3,145,000 Monroe County IDA (Brazill Merk)                   7.900     12/15/2014             3,195,729
-------------------------------------------------------------------------------------------------------------
       840,000 Monroe County IDA (Canal Ponds)                    7.000     06/15/2013               865,897
-------------------------------------------------------------------------------------------------------------
     1,990,000 Monroe County IDA (Collegiate Hsg.
               Foundation--RIT)                                   5.375     04/01/2029             2,006,636
-------------------------------------------------------------------------------------------------------------
     1,624,436 Monroe County IDA (Cottrone Devel.)                9.500     12/01/2010             1,654,407
-------------------------------------------------------------------------------------------------------------
       950,000 Monroe County IDA (Dayton Rogers Manufacturing)    6.100     12/01/2009               907,107
-------------------------------------------------------------------------------------------------------------
     2,595,000 Monroe County IDA (Depaul Community Facilities)    5.875     02/01/2028             2,335,630
-------------------------------------------------------------------------------------------------------------
     5,750,000 Monroe County IDA (DePaul Community Facilities)    5.950     08/01/2028             5,222,725
-------------------------------------------------------------------------------------------------------------
       880,000 Monroe County IDA (DePaul Community Facilities)    6.450     02/01/2014               921,342
-------------------------------------------------------------------------------------------------------------
     1,285,000 Monroe County IDA
               (DePaul Community Facilities)                      6.500     02/01/2024             1,328,112
-------------------------------------------------------------------------------------------------------------
     4,485,000 Monroe County IDA (DePaul Properties)              6.150     09/01/2021             4,111,803
-------------------------------------------------------------------------------------------------------------
    14,154,302 Monroe County IDA (Genesee Hospital) b,d           7.000     11/01/2018             1,975,516
-------------------------------------------------------------------------------------------------------------
     1,000,000 Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)             6.875     04/01/2017             1,038,470
-------------------------------------------------------------------------------------------------------------
     4,955,000 Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)             6.875     04/01/2027             5,121,389
-------------------------------------------------------------------------------------------------------------
       350,000 Monroe County IDA (Machine Tool Research)          7.750     12/01/2006               347,081
-------------------------------------------------------------------------------------------------------------
       600,000 Monroe County IDA (Machine Tool Research)          8.000     12/01/2011               581,994
-------------------------------------------------------------------------------------------------------------
       300,000 Monroe County IDA (Machine Tool Research)          8.500     12/01/2013               293,787


14  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   1,060,000 Monroe County IDA (Melles Griot)                   9.500%    12/01/2009       $     1,073,663
-------------------------------------------------------------------------------------------------------------
     1,325,000 Monroe County IDA (Morrell/Morrell)                7.000     12/01/2007             1,333,016
-------------------------------------------------------------------------------------------------------------
     4,330,000 Monroe County IDA (Piano Works)                    7.625     11/01/2016             4,487,655
-------------------------------------------------------------------------------------------------------------
     1,000,000 Monroe County IDA (Southview Towers)               6.125     02/01/2020             1,118,180
-------------------------------------------------------------------------------------------------------------
     1,465,000 Monroe County IDA (St. John Fisher College)        5.200     06/01/2019             1,583,914
-------------------------------------------------------------------------------------------------------------
     2,190,000 Monroe County IDA (St. John Fisher College)        5.250     06/01/2026             2,322,867
-------------------------------------------------------------------------------------------------------------
     3,075,000 Monroe County IDA (St. John Fisher College)        5.375     06/01/2024             3,253,504
-------------------------------------------------------------------------------------------------------------
     1,215,000 Monroe County IDA (St. Joseph's
               Parking Garage) a                                  7.000     11/01/2008             1,184,892
-------------------------------------------------------------------------------------------------------------
     4,345,000 Monroe County IDA (St. Joseph's
               Parking Garage) a                                  7.500     11/01/2022             4,130,748
-------------------------------------------------------------------------------------------------------------
     7,420,000 Monroe County IDA
               (The Children's Beverage Group) a,b,d              8.750     11/01/2010                77,910
-------------------------------------------------------------------------------------------------------------
       910,000 Monroe County IDA (Volunteers of America)          5.700     08/01/2018               864,063
-------------------------------------------------------------------------------------------------------------
     2,710,000 Monroe County IDA (Volunteers of America)          5.750     08/01/2028             2,438,404
-------------------------------------------------------------------------------------------------------------
       175,000 Monroe County IDA (West End Business)              6.750     12/01/2004               175,215
-------------------------------------------------------------------------------------------------------------
        40,000 Monroe County IDA (West End Business)              6.750     12/01/2004                40,049
-------------------------------------------------------------------------------------------------------------
        25,000 Monroe County IDA (West End Business)              6.750     12/01/2004                25,031
-------------------------------------------------------------------------------------------------------------
     1,375,000 Monroe County IDA (West End Business)              8.000     12/01/2014             1,422,657
-------------------------------------------------------------------------------------------------------------
       345,000 Monroe County IDA (West End Business)              8.000     12/01/2014               356,958
-------------------------------------------------------------------------------------------------------------
       170,000 Monroe County IDA (West End Business)              8.000     12/01/2014               175,892
-------------------------------------------------------------------------------------------------------------
       515,000 Monroe County IDA (West End Business)              8.000     12/01/2014               532,850
-------------------------------------------------------------------------------------------------------------
    12,000,000 Monroe County IDA (Woodlawn Village)               8.550     11/15/2032            12,860,880
-------------------------------------------------------------------------------------------------------------
    30,000,000 Monroe County Tobacco Asset Securitization Corp.   6.375     06/01/2035            28,984,200
-------------------------------------------------------------------------------------------------------------
     3,000,000 Monroe County Tobacco Asset Securitization
               Corp. Fixed Receipts                               6.600     06/01/2042             2,996,250
-------------------------------------------------------------------------------------------------------------
     6,870,000 Monroe County Tobacco Asset Securitization
               Corp. RITES a                                     11.741 v   06/01/2042             6,852,825
-------------------------------------------------------------------------------------------------------------
     9,000,000 Monroe County Tobacco Asset Securitization
               Corp. RITES a                                     16.954 f   06/01/2042             8,966,250
-------------------------------------------------------------------------------------------------------------
     2,160,000 Monroe Newpower Corp.                              5.500     01/01/2034             2,239,250
-------------------------------------------------------------------------------------------------------------
       500,000 Monroe Newpower Corp.                              5.625     01/01/2026               523,295
-------------------------------------------------------------------------------------------------------------
     5,860,000 Montgomery County IDA (ASMF) a,b,d                 7.250     01/15/2019             3,003,250
-------------------------------------------------------------------------------------------------------------
     2,295,000 Mount Vernon IDA (Meadowview)                      6.150     06/01/2019             2,251,533
-------------------------------------------------------------------------------------------------------------
     2,500,000 Mount Vernon IDA (Meadowview)                      6.200     06/01/2029             2,379,450
-------------------------------------------------------------------------------------------------------------
    14,200,000 MTA RITES a                                       16.270 f   11/15/2025            16,947,984
-------------------------------------------------------------------------------------------------------------
    10,000,000 MTA RITES a                                       16.270 f   11/15/2030            11,841,000
-------------------------------------------------------------------------------------------------------------
     5,000,000 MTA RITES a                                       16.270 f   11/15/2030             5,920,500
-------------------------------------------------------------------------------------------------------------
     2,890,000 MTA RITES a                                       16.270 f   11/15/2030             3,422,049
-------------------------------------------------------------------------------------------------------------
     7,500,000 MTA RITES a                                       16.270 f   11/15/2031             8,859,750
-------------------------------------------------------------------------------------------------------------
     1,910,000 MTA RITES a                                       16.271 f   11/15/2028             2,268,201
-------------------------------------------------------------------------------------------------------------
     2,125,000 MTA RITES a                                       16.271 f   11/15/2032             2,509,582
-------------------------------------------------------------------------------------------------------------
     2,220,000 MTA Service Contract RITES a                      16.770 f   01/01/2024             2,650,547
-------------------------------------------------------------------------------------------------------------
   136,525,000  MTA Service Contract, Series A                    5.125     01/01/2029           143,041,338
-------------------------------------------------------------------------------------------------------------
    33,275,000 MTA Service Contract, Series B                     5.250     01/01/2031            35,320,747
-------------------------------------------------------------------------------------------------------------
    20,850,000 MTA, Series A                                      5.125     11/15/2031            21,765,315
-------------------------------------------------------------------------------------------------------------
    34,620,000 MTA, Series E                                      5.250     11/15/2031            36,657,041
-------------------------------------------------------------------------------------------------------------
       802,824 Municipal Assistance Corp. for Troy, NY            0.000 z   07/15/2021               348,153


15  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
------------------------------------------------------------------------------------------------------------
 New York Continued
 $   1,218,573 Municipal Assistance Corp. for Troy, NY            0.000% z  01/15/2022       $       509,839
------------------------------------------------------------------------------------------------------------
     2,725,000 Nassau County IDA (ACLD)                           8.125     10/01/2022             2,785,631
------------------------------------------------------------------------------------------------------------
     1,290,000 Nassau County IDA (ALIA--ACDS)                     7.500     06/01/2015             1,391,458
------------------------------------------------------------------------------------------------------------
       260,000 Nassau County IDA (ALIA--ACLD)                     7.125     06/01/2017               272,932
------------------------------------------------------------------------------------------------------------
       425,000 Nassau County IDA (ALIA--ACLD)                     7.500     06/01/2015               458,426
------------------------------------------------------------------------------------------------------------
     6,795,000 Nassau County IDA (ALIA--CSMR)                     7.000     11/01/2016             7,117,151
------------------------------------------------------------------------------------------------------------
     3,875,000 Nassau County IDA (ALIA--CSMR)                     7.125     06/01/2017             4,067,742
------------------------------------------------------------------------------------------------------------
     2,110,000 Nassau County IDA (ALIA--CSMR)                     7.500     06/01/2015             2,275,951
------------------------------------------------------------------------------------------------------------
       400,000 Nassau County IDA (ALIA--FREE)                     7.125     06/01/2012               423,216
------------------------------------------------------------------------------------------------------------
     2,610,000 Nassau County IDA (ALIA--FREE)                     7.500     06/01/2015             2,815,276
------------------------------------------------------------------------------------------------------------
     4,030,000 Nassau County IDA (ALIA--FREE)                     8.150     06/01/2030             4,362,354
------------------------------------------------------------------------------------------------------------
     6,610,000 Nassau County IDA (ALIA--FREE)                     8.250     06/01/2032             7,089,555
------------------------------------------------------------------------------------------------------------
     1,040,000 Nassau County IDA (ALIA--HH)                       7.125     06/01/2017             1,091,730
------------------------------------------------------------------------------------------------------------
       800,000 Nassau County IDA (ALIA--HHS)                      7.125     06/01/2017               839,792
------------------------------------------------------------------------------------------------------------
       280,000 Nassau County IDA (ALIA--LVH)                      7.500     06/01/2015               302,022
------------------------------------------------------------------------------------------------------------
       635,000 Nassau County IDA (CNGCS)                          7.500     06/01/2030               684,943
-------------------------------------------------------------------------------------------------------------
     2,245,000 Nassau County IDA (CNGCS)                          8.150     06/01/2030             2,473,182
-------------------------------------------------------------------------------------------------------------
     1,070,000 Nassau County IDA (Leo D. Bernstein & Sons)        8.000     11/01/2010               990,595
-------------------------------------------------------------------------------------------------------------
     6,060,000 Nassau County IDA (Leo D. Bernstein & Sons)        8.875     11/01/2026             5,594,047
-------------------------------------------------------------------------------------------------------------
     4,000,000 Nassau County IDA (Little Village School)          7.500     12/01/2031             4,201,560
-------------------------------------------------------------------------------------------------------------
     1,000,000 Nassau County IDA (Little Village School)          7.500     12/01/2031             1,006,710
-------------------------------------------------------------------------------------------------------------
     2,290,000 Nassau County IDA (North Shore CFGA)               6.750     05/01/2024             2,234,765
-------------------------------------------------------------------------------------------------------------
       135,000 Nassau County IDA (RJS Scientific)                 8.050     12/01/2005               133,797
-------------------------------------------------------------------------------------------------------------
     2,700,000 Nassau County IDA (RJS Scientific)                 9.050     12/01/2025             2,637,252
-------------------------------------------------------------------------------------------------------------
     2,759,599 Nassau County IDA (Sharp International) a,b,d      7.375     12/01/2007               154,538
-------------------------------------------------------------------------------------------------------------
     1,752,588 Nassau County IDA (Sharp International) a,b,d      7.375     12/01/2007                98,145
-------------------------------------------------------------------------------------------------------------
     2,527,212 Nassau County IDA (Sharp International) a,b,d      7.875     12/01/2012               141,524
-------------------------------------------------------------------------------------------------------------
     1,597,663 Nassau County IDA (Sharp International) a,b,d      7.875     12/01/2012                91,067
-------------------------------------------------------------------------------------------------------------
     2,050,000 Nassau County IDA (United Cerebral Palsy)          6.250     11/01/2014             2,002,932
-------------------------------------------------------------------------------------------------------------
    24,775,000 Nassau County IDA (Westbury Senior Living)         7.900     11/01/2031            24,983,853
-------------------------------------------------------------------------------------------------------------
     4,375,000 Nassau County IFA RITES a                         16.880 f   11/15/2021             5,335,487
-------------------------------------------------------------------------------------------------------------
     2,040,000 Nassau County Tobacco Settlement Corp.             6.250     07/15/2021             2,024,680
-------------------------------------------------------------------------------------------------------------
     4,900,000 Nassau County Tobacco Settlement Corp.             6.300     07/15/2021             4,889,367
-------------------------------------------------------------------------------------------------------------
     1,320,000 Nassau County Tobacco Settlement Corp.             6.300     07/15/2022             1,302,682
-------------------------------------------------------------------------------------------------------------
    35,385,000 Nassau County Tobacco Settlement Corp.             6.400     07/15/2033            34,549,560
-------------------------------------------------------------------------------------------------------------
    21,070,000 Nassau County Tobacco Settlement Corp.             6.500     07/15/2027            20,889,641
-------------------------------------------------------------------------------------------------------------
    35,185,000 Nassau County Tobacco Settlement Corp.             6.600     07/15/2039            35,034,760
-------------------------------------------------------------------------------------------------------------
     7,155,000 Nassau IDA (EBS North Hills LLC)                   7.800     05/01/2045             7,268,621
-------------------------------------------------------------------------------------------------------------
     3,340,000 Nassau IDA (EBS North Hills LLC)                   7.800     05/01/2045             3,358,604
-------------------------------------------------------------------------------------------------------------
     4,290,000 Nassau IDA (EBS North Hills LLC) w                 7.800     05/01/2045             4,313,895
-------------------------------------------------------------------------------------------------------------
     6,195,000 Nassau IDA (EBS North Hills LLC) w                 7.800     05/01/2045             6,196,301
-------------------------------------------------------------------------------------------------------------
     4,775,000 Nassau IDA (EBS North Hills LLC) w                 7.800     05/01/2045             4,801,597
-------------------------------------------------------------------------------------------------------------
     4,775,000 Nassau IDA (EBS North Hills LLC) w                 7.800     05/01/2045             4,797,824
-------------------------------------------------------------------------------------------------------------
        20,000 New Hartford HDC (Village Point)                   7.375     01/01/2024                20,033
-------------------------------------------------------------------------------------------------------------
     2,000,000 New Hartford-Sunset Wood Funding Corp.             5.500     02/01/2029             2,112,760


16  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $  13,010,000 New Rochelle IDA (College of
               New Rochelle)                                      5.250%    07/01/2027       $    13,267,078
-------------------------------------------------------------------------------------------------------------
     6,500,000 New Rochelle IDA (College of New Rochelle)         5.500     07/01/2019             6,841,315
-------------------------------------------------------------------------------------------------------------
     4,950,000 Newark-Wayne Community Hospital                    5.875     01/15/2033             5,055,286
-------------------------------------------------------------------------------------------------------------
     2,790,000 Newark-Wayne Community Hospital                    7.600     09/01/2015             2,747,480
-------------------------------------------------------------------------------------------------------------
     3,300,000 Niagara County IDA (American Ref-Fuel Company)     5.550     11/15/2024             3,496,383
-------------------------------------------------------------------------------------------------------------
     1,500,000 Niagara County IDA (Niagara University)            5.350     11/01/2023             1,588,605
-------------------------------------------------------------------------------------------------------------
     5,400,000 Niagara County IDA (Niagara University)            5.400     11/01/2031             5,699,808
-------------------------------------------------------------------------------------------------------------
     1,900,000 Niagara County IDA (Sevenson Hotel)                6.600     05/01/2007             1,900,931
-------------------------------------------------------------------------------------------------------------
     6,500,000 Niagara County IDA (Solid Waste Disposal)          5.625     11/15/2024             6,958,900
-------------------------------------------------------------------------------------------------------------
       225,000 Niagara County Tobacco Asset Securitization Corp.  6.250     05/15/2034               215,194
-------------------------------------------------------------------------------------------------------------
     5,085,000 Niagara County Tobacco Asset Securitization Corp.  6.250     05/15/2040             4,852,260
-------------------------------------------------------------------------------------------------------------
     1,700,000 Niagara Falls CSD COP (High School Facility)       5.375     06/15/2028             1,727,047
-------------------------------------------------------------------------------------------------------------
       750,000 Niagara Falls CSD COP (High School Facility)       6.625     06/15/2028               817,702
-------------------------------------------------------------------------------------------------------------
       715,000 North Babylon Volunteer Fire Company               5.750     08/01/2022               796,825
-------------------------------------------------------------------------------------------------------------
     1,555,000 North Country Devel. Authority
               (Clarkson University)                              5.500     07/01/2019             1,671,252
-------------------------------------------------------------------------------------------------------------
     3,145,000 North Country Devel. Authority
               (Clarkson University)                              5.500     07/01/2029             3,313,415
-------------------------------------------------------------------------------------------------------------
       585,000 North Tonawanda HDC (Bishop Gibbons Associates)    6.800     12/15/2007               618,948
-------------------------------------------------------------------------------------------------------------
     3,295,000 North Tonawanda HDC
               (Bishop Gibbons Associates)                        7.375     12/15/2021             3,845,166
-------------------------------------------------------------------------------------------------------------
        25,000 Nunda GO                                           8.000     05/01/2010                32,509
-------------------------------------------------------------------------------------------------------------
    20,000,000 NY Convention Center COP (Yale Building
               Acquisition) a                                     6.500     12/01/2004            20,313,000
-------------------------------------------------------------------------------------------------------------
   18,130,000  NY Counties Tobacco Trust I (TASC)                 6.500     06/01/2035            17,815,263
-------------------------------------------------------------------------------------------------------------
   59,090,000  NY Counties Tobacco Trust I (TASC)                 6.625     06/01/2042            59,036,228
-------------------------------------------------------------------------------------------------------------
    3,975,000  NY Counties Tobacco Trust I (TASC)
               Fixed Receipts                                     6.225     06/01/2028             3,819,339
-------------------------------------------------------------------------------------------------------------
    11,915,000 NY Counties Tobacco Trust I (TASC) RITES a        15.825 f   06/01/2028            10,514,987
-------------------------------------------------------------------------------------------------------------
       390,000 NY Counties Tobacco Trust II (TASC)                5.250     06/01/2025               342,088
-------------------------------------------------------------------------------------------------------------
    29,455,000 NY Counties Tobacco Trust II (TASC)                5.625     06/01/2035            25,576,366
-------------------------------------------------------------------------------------------------------------
    52,905,000 NY Counties Tobacco Trust II (TASC)                5.750     06/01/2043            46,392,394
-------------------------------------------------------------------------------------------------------------
       200,000 NYC GO                                             0.000 z   05/15/2012               141,932
-------------------------------------------------------------------------------------------------------------
        40,000 NYC GO                                             0.000 z   10/01/2012                27,955
-------------------------------------------------------------------------------------------------------------
       495,000 NYC GO                                             0.000 v   08/01/2014               567,923
-------------------------------------------------------------------------------------------------------------
         5,000 NYC GO                                             0.000 v   08/01/2014                 5,426
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYC GO                                             5.125     03/15/2025             5,246,650
-------------------------------------------------------------------------------------------------------------
     1,015,000 NYC GO                                             5.250     08/15/2023             1,040,690
-------------------------------------------------------------------------------------------------------------
       500,000 NYC GO                                             5.250     08/01/2024               512,415
-------------------------------------------------------------------------------------------------------------
    33,420,000 NYC GO                                             5.250     06/01/2027            34,506,818
-------------------------------------------------------------------------------------------------------------
     3,900,000 NYC GO                                             5.250     06/01/2028             4,020,900
-------------------------------------------------------------------------------------------------------------
    26,350,000 NYC GO                                             5.250     03/15/2032            27,174,491
-------------------------------------------------------------------------------------------------------------
    20,825,000 NYC GO                                             5.375     12/01/2026            21,667,371
-------------------------------------------------------------------------------------------------------------
       500,000 NYC GO                                             5.375     08/01/2027               516,950
-------------------------------------------------------------------------------------------------------------
     2,465,000 NYC GO                                             5.375     03/15/2028             2,565,252
-------------------------------------------------------------------------------------------------------------
    55,765,000 NYC GO                                             5.375     06/01/2032            58,046,346
-------------------------------------------------------------------------------------------------------------
        85,000 NYC GO                                             5.500     10/01/2018                87,257
-------------------------------------------------------------------------------------------------------------
     1,255,000 NYC GO                                             5.500     06/01/2028             1,320,034
-------------------------------------------------------------------------------------------------------------
    23,215,000 NYC GO                                             5.500     12/01/2031            24,353,231
-------------------------------------------------------------------------------------------------------------
     6,770,000 NYC GO                                             5.500     11/15/2037             7,003,091


17  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $      20,000 NYC GO                                             5.625%    08/01/2016       $        21,306
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYC GO                                             5.625     03/15/2019             5,351,000
-------------------------------------------------------------------------------------------------------------
        35,000 NYC GO                                             5.750     02/01/2020                37,578
-------------------------------------------------------------------------------------------------------------
     4,845,000 NYC GO                                             6.000     02/01/2011             5,289,674
-------------------------------------------------------------------------------------------------------------
    25,255,000 NYC GO                                             6.000     01/15/2021            27,970,670
-------------------------------------------------------------------------------------------------------------
     1,415,000 NYC GO                                             6.350     05/15/2014             1,704,283
-------------------------------------------------------------------------------------------------------------
       335,000 NYC GO                                             6.350     05/15/2014               384,664
-------------------------------------------------------------------------------------------------------------
       397,000 NYC GO                                             6.500     08/01/2014               443,929
-------------------------------------------------------------------------------------------------------------
     1,580,000 NYC GO                                             6.500     08/01/2015             1,766,772
-------------------------------------------------------------------------------------------------------------
     1,580,000 NYC GO                                             6.625     08/01/2025             1,770,832
-------------------------------------------------------------------------------------------------------------
         5,000 NYC GO                                             7.000     02/01/2010                 5,022
-------------------------------------------------------------------------------------------------------------
         5,000 NYC GO                                             7.250     08/15/2024                 5,021
-------------------------------------------------------------------------------------------------------------
        15,000 NYC GO                                             7.750     08/15/2028                15,102
-------------------------------------------------------------------------------------------------------------
         5,000 NYC GO                                             8.250     08/01/2014                 5,031
-------------------------------------------------------------------------------------------------------------
    13,337,000 NYC GO CARS                                       10.720 f   08/12/2010            13,652,954
-------------------------------------------------------------------------------------------------------------
     6,887,000 NYC GO CARS                                       10.720 f   09/01/2011             7,045,194
-------------------------------------------------------------------------------------------------------------
       100,000 NYC GO DIAMONDS                                    0.000 v   08/01/2025                82,183
-------------------------------------------------------------------------------------------------------------
       343,777 NYC HDC (Albert Einstein Staff Hsg.)               6.500     12/15/2017               361,409
-------------------------------------------------------------------------------------------------------------
     1,311,794 NYC HDC (Atlantic Plaza Towers)                    7.034     02/15/2019             1,380,440
-------------------------------------------------------------------------------------------------------------
     1,045,000 NYC HDC (Barclay Avenue)                           6.450     04/01/2017             1,101,942
-------------------------------------------------------------------------------------------------------------
     4,055,000 NYC HDC (Barclay Avenue)                           6.600     04/01/2033             4,255,398
-------------------------------------------------------------------------------------------------------------
       324,285 NYC HDC (Bay Towers)                               6.500     08/15/2017               341,200
-------------------------------------------------------------------------------------------------------------
     2,425,117 NYC HDC (Boulevard Towers)                         6.500     08/15/2017             2,551,271
-------------------------------------------------------------------------------------------------------------
       412,535 NYC HDC (Bridgeview III)                           6.500     12/15/2017               434,053
-------------------------------------------------------------------------------------------------------------
       440,553 NYC HDC (Cadman Plaza North)                       7.000     12/15/2018               463,113
-------------------------------------------------------------------------------------------------------------
     1,146,060 NYC HDC (Cadman Towers)                            6.500     11/15/2018             1,205,781
-------------------------------------------------------------------------------------------------------------
       164,286 NYC HDC (Candia House)                             6.500     06/15/2018               172,824
-------------------------------------------------------------------------------------------------------------
     3,140,283 NYC HDC (Clinton Towers)                           6.500     07/15/2017             3,303,641
-------------------------------------------------------------------------------------------------------------
       270,534 NYC HDC (Contello III)                             7.000     12/15/2018               284,685
-------------------------------------------------------------------------------------------------------------
     1,287,582 NYC HDC (Cooper Gramercy)                          6.500     08/15/2017             1,354,562
-------------------------------------------------------------------------------------------------------------
       982,414 NYC HDC (Court Plaza)                              6.500     08/15/2017             1,033,657
-------------------------------------------------------------------------------------------------------------
     1,517,373 NYC HDC (Crown Gardens)                            7.250     01/15/2019             1,597,263
-------------------------------------------------------------------------------------------------------------
     3,174,061 NYC HDC (East Midtown Plaza)                       6.500     11/15/2018             3,339,461
-------------------------------------------------------------------------------------------------------------
     3,064,973 NYC HDC (Esplanade Gardens)                        7.000     01/15/2019             3,225,793
-------------------------------------------------------------------------------------------------------------
        73,453 NYC HDC (Essex Terrace)                            6.500     07/15/2018                77,270
-------------------------------------------------------------------------------------------------------------
       442,920 NYC HDC (Forest Park Crescent)                     6.500     12/15/2017               465,961
-------------------------------------------------------------------------------------------------------------
     1,462,708 NYC HDC (Gouverneur Gardens)                       7.034     02/15/2019             1,539,486
-------------------------------------------------------------------------------------------------------------
       319,596 NYC HDC (Heywood Towers)                           6.500     10/15/2017               336,222
-------------------------------------------------------------------------------------------------------------
     3,607,866 NYC HDC (Hudsonview Terrace)                       6.500     09/15/2017             3,795,547
-------------------------------------------------------------------------------------------------------------
     1,017,038 NYC HDC (Janel Towers)                             6.500     09/15/2017             1,070,086
-------------------------------------------------------------------------------------------------------------
       355,641 NYC HDC (Kingsbridge Arms)                         6.500     08/15/2017               374,191
-------------------------------------------------------------------------------------------------------------
       203,023 NYC HDC (Kingsbridge Arms)                         6.500     11/15/2018               213,574
-------------------------------------------------------------------------------------------------------------
     1,097,348 NYC HDC (Leader House)                             6.500     03/15/2018             1,154,377
-------------------------------------------------------------------------------------------------------------
     1,547,780 NYC HDC (Lincoln-Amsterdam)                        7.250     11/15/2018             1,627,088
-------------------------------------------------------------------------------------------------------------
       180,793 NYC HDC (Middagh St. Studio Apartments)            6.500     01/15/2018               181,201


18  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   2,347,417 NYC HDC (Montefiore Hospital Hsg. Sec. II)         6.500%    10/15/2017       $     2,469,530
-------------------------------------------------------------------------------------------------------------
     3,000,000 NYC HDC (Multifamily Hsg.), Series A               5.500     11/01/2034             3,116,730
-------------------------------------------------------------------------------------------------------------
    10,470,000 NYC HDC (Multifamily Hsg.), Series A               5.600     11/01/2042            10,918,849
-------------------------------------------------------------------------------------------------------------
     9,880,000 NYC HDC (Multifamily Hsg.), Series A               6.600     04/01/2030            10,122,159
-------------------------------------------------------------------------------------------------------------
       775,000 NYC HDC (Multifamily Hsg.), Series C               5.700     05/01/2031               806,178
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYC HDC (Multifamily Hsg.), Series E               5.200     11/01/2033             1,022,490
-------------------------------------------------------------------------------------------------------------
     2,155,000 NYC HDC (Multifamily Hsg.), Series F               5.200     11/01/2032             2,203,466
-------------------------------------------------------------------------------------------------------------
       775,563 NYC HDC (New Amsterdam House)                      6.500     08/15/2018               815,869
-------------------------------------------------------------------------------------------------------------
       792,799 NYC HDC (New Amsterdam House)                      6.500     08/15/2018               794,694
-------------------------------------------------------------------------------------------------------------
       956,344 NYC HDC (Riverbend)                                6.500     11/15/2018             1,006,179
-------------------------------------------------------------------------------------------------------------
     5,956,689 NYC HDC (Riverside Park Community)                 7.250     11/15/2018             6,270,666
-------------------------------------------------------------------------------------------------------------
       418,714 NYC HDC (RNA House)                                7.000     12/15/2018               440,684
-------------------------------------------------------------------------------------------------------------
       594,394 NYC HDC (Robert Fulton Terrace)                    6.500     12/15/2017               625,398
-------------------------------------------------------------------------------------------------------------
       218,615 NYC HDC (Rosalie Manning Apartments)               7.034     11/15/2018               230,057
-------------------------------------------------------------------------------------------------------------
       581,885 NYC HDC (Scott Tower)                              7.000     12/15/2018               612,324
-------------------------------------------------------------------------------------------------------------
       797,491 NYC HDC (Seaview Towers)                           6.500     01/15/2018               838,936
-------------------------------------------------------------------------------------------------------------
       329,003 NYC HDC (St. Martin Tower)                         6.500     11/15/2018               346,147
-------------------------------------------------------------------------------------------------------------
     1,520,785 NYC HDC (Stevenson Commons)                        6.500     05/15/2018             1,599,820
-------------------------------------------------------------------------------------------------------------
       434,021 NYC HDC (Strycker's Bay Apartments)                7.034     11/15/2018               445,006
-------------------------------------------------------------------------------------------------------------
     1,517,919 NYC HDC (Tivoli Towers)                            6.500     01/15/2018             1,595,955
-------------------------------------------------------------------------------------------------------------
       206,194 NYC HDC (Town House West)                          6.500     01/15/2018               216,773
-------------------------------------------------------------------------------------------------------------
       317,406 NYC HDC (Tri-Faith House)                          7.000     01/15/2019               334,009
-------------------------------------------------------------------------------------------------------------
     1,338,274 NYC HDC (University River View)                    6.500     08/15/2017             1,408,079
-------------------------------------------------------------------------------------------------------------
       404,485 NYC HDC (Washington Square Southeast)              7.000     01/15/2019               425,372
-------------------------------------------------------------------------------------------------------------
       364,001 NYC HDC (West Side Manor)                          6.500     11/15/2018               382,918
-------------------------------------------------------------------------------------------------------------
     3,689,839 NYC HDC (West Village)                             6.500     11/15/2013             3,882,633
-------------------------------------------------------------------------------------------------------------
       230,416 NYC HDC (Westview Apartments)                      6.500     10/15/2017               242,435
-------------------------------------------------------------------------------------------------------------
       540,191 NYC HDC (Woodstock Terrace)                        7.034     02/15/2019               568,465
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYC Health & Hospital Corp.                        5.375     02/15/2026             1,031,610
-------------------------------------------------------------------------------------------------------------
     5,875,000 NYC Health & Hospital Corp. RITES a               16.390 f   02/15/2020             6,875,395
-------------------------------------------------------------------------------------------------------------
     1,275,000 NYC IDA (A Very Special Place)                     5.750     01/01/2029             1,051,569
-------------------------------------------------------------------------------------------------------------
       525,000 NYC IDA (A-Lite Vertical Products)                 6.750     11/01/2009               498,713
-------------------------------------------------------------------------------------------------------------
     1,330,000 NYC IDA (A-Lite Vertical Products)                 7.500     11/01/2019             1,308,986
-------------------------------------------------------------------------------------------------------------
     3,600,000 NYC IDA (Acme Architectural Products)              6.375     11/01/2019             3,293,280
-------------------------------------------------------------------------------------------------------------
     1,015,000 NYC IDA (Ahava Dairy Manufacturing Corp.)          8.000     11/01/2010               985,332
-------------------------------------------------------------------------------------------------------------
     5,985,000 NYC IDA (Ahava Dairy Manufacturing Corp.)          8.500     11/01/2026             5,750,627
-------------------------------------------------------------------------------------------------------------
    22,890,000 NYC IDA (Airis JFK I/JFK International Airport)    5.500     07/01/2028            22,433,116
-------------------------------------------------------------------------------------------------------------
    20,745,000 NYC IDA (Airis JFK I/JFK International Airport)    6.000     07/01/2027            20,866,151
-------------------------------------------------------------------------------------------------------------
     1,035,000 NYC IDA (ALA Realty)                               7.500     12/01/2010             1,079,474
-------------------------------------------------------------------------------------------------------------
     1,450,000 NYC IDA (ALA Realty)                               8.375     12/01/2015             1,540,712
-------------------------------------------------------------------------------------------------------------
       375,000 NYC IDA (Allied Metal)                             6.375     12/01/2014               357,600
-------------------------------------------------------------------------------------------------------------
       940,000 NYC IDA (Allied Metal)                             7.125     12/01/2027               903,744
-------------------------------------------------------------------------------------------------------------
       760,000 NYC IDA (Alrue Import Corp.)                       8.000     11/01/2011               757,013
-------------------------------------------------------------------------------------------------------------
     3,845,000 NYC IDA (Alrue Import Corp.)                       8.875     02/01/2026             3,952,929
-------------------------------------------------------------------------------------------------------------
     3,385,000 NYC IDA (Amboy Properties)                         6.750     06/01/2020             3,383,544


19  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   2,595,000 NYC IDA (American Airlines)                        5.400%    07/01/2019       $     1,388,610
-------------------------------------------------------------------------------------------------------------
    29,935,000 NYC IDA (American Airlines)                        5.400     07/01/2020            16,017,320
-------------------------------------------------------------------------------------------------------------
    38,410,000 NYC IDA (American Airlines)                        6.900     08/01/2024            21,319,470
-------------------------------------------------------------------------------------------------------------
   331,800,000 NYC IDA (American Airlines)                        8.500     08/01/2028           185,814,636
-------------------------------------------------------------------------------------------------------------
     1,110,000 NYC IDA (Atlantic Paste & Glue Company)            6.000     11/01/2007             1,068,852
-------------------------------------------------------------------------------------------------------------
     4,620,000 NYC IDA (Atlantic Paste & Glue Company)            6.625     11/01/2019             4,295,537
-------------------------------------------------------------------------------------------------------------
     1,160,000 NYC IDA (Atlantic Veal & Lamb)                     8.375     12/01/2016             1,227,477
-------------------------------------------------------------------------------------------------------------
       730,000 NYC IDA (Baco Enterprises)                         7.500     11/01/2011               723,401
-------------------------------------------------------------------------------------------------------------
     1,685,000 NYC IDA (Baco Enterprises)                         8.500     11/01/2021             1,663,617
-------------------------------------------------------------------------------------------------------------
       355,000 NYC IDA (Bark Frameworks)                          6.000     11/01/2007               342,866
-------------------------------------------------------------------------------------------------------------
     1,500,000 NYC IDA (Bark Frameworks)                          6.750     11/01/2019             1,412,295
-------------------------------------------------------------------------------------------------------------
    11,305,000 NYC IDA (Berkeley Carroll School)                  6.100     11/01/2028            10,519,416
-------------------------------------------------------------------------------------------------------------
    28,680,000 NYC IDA (British Airways)                          5.250     12/01/2032            19,695,130
-------------------------------------------------------------------------------------------------------------
    10,715,000 NYC IDA (British Airways)                          7.625     12/01/2032             9,459,202
-------------------------------------------------------------------------------------------------------------
     3,075,000 NYC IDA (Brooklyn Heights
               Montessori School)                                 8.500     01/01/2027             3,267,372
-------------------------------------------------------------------------------------------------------------
       660,000 NYC IDA (Brooklyn Heights
               Montessori School)                                 8.900     09/01/2011               673,715
 -------------------------------------------------------------------------------------------------------------
     1,690,000 NYC IDA (Brooklyn Heights
               Montessori School)                                 9.200     09/01/2021             1,760,321
 -------------------------------------------------------------------------------------------------------------
    67,000,000 NYC IDA (Brooklyn Navy Yard
               Cogeneration Partners)                             5.650     10/01/2028            62,320,720
-------------------------------------------------------------------------------------------------------------
   133,735,000  NYC IDA (Brooklyn Navy Yard
               Cogeneration Partners)                             5.750     10/01/2036           124,402,972
-------------------------------------------------------------------------------------------------------------
     3,860,000 NYC IDA (Brooklyn Navy Yard
               Cogeneration Partners)                             6.200     10/01/2022             3,852,241
-------------------------------------------------------------------------------------------------------------
       345,000 NYC IDA (Cellini Furniture Crafters) a             6.625     11/01/2009               319,912
-------------------------------------------------------------------------------------------------------------
       885,000 NYC IDA (Cellini Furniture Crafters) a             7.125     11/01/2019               816,988
-------------------------------------------------------------------------------------------------------------
     2,235,000 NYC IDA (Chardan Corp.)                            7.750     11/01/2020             2,239,001
-------------------------------------------------------------------------------------------------------------
     1,055,000 NYC IDA (CNC Associates NY)                        6.500     11/01/2007             1,035,345
-------------------------------------------------------------------------------------------------------------
     4,685,000 NYC IDA (CNC Associates NY)                        7.500     11/01/2019             4,589,567
-------------------------------------------------------------------------------------------------------------
     2,500,000 NYC IDA (College of Aeronautics)                   5.450     05/01/2018             2,580,200
-------------------------------------------------------------------------------------------------------------
     9,600,000 NYC IDA (College of Aeronautics)                   5.500     05/01/2028             9,738,336
-------------------------------------------------------------------------------------------------------------
     2,500,000 NYC IDA (College of New Rochelle)                  5.750     09/01/2017             2,641,800
-------------------------------------------------------------------------------------------------------------
     2,900,000 NYC IDA (College of New Rochelle)                  5.800     09/01/2026             3,039,983
-------------------------------------------------------------------------------------------------------------
     3,001,000 NYC IDA (Community Hospital of Brooklyn)           6.875     11/01/2010             2,930,627
-------------------------------------------------------------------------------------------------------------
     3,975,000 NYC IDA (Comprehensive Care Management)            6.375     11/01/2028             3,757,687
-------------------------------------------------------------------------------------------------------------
     1,575,000 NYC IDA (Comprehensive Care Management)            6.375     11/01/2028             1,489,036
-------------------------------------------------------------------------------------------------------------
     1,770,000 NYC IDA (Comprehensive Care Management)            7.875     12/01/2016             1,922,096
-------------------------------------------------------------------------------------------------------------
     1,500,000 NYC IDA (Comprehensive Care Management)            8.000     12/01/2011             1,557,270
-------------------------------------------------------------------------------------------------------------
     8,495,000 NYC IDA (Crowne Plaza--LaGuardia) b,d              6.000     11/01/2028             4,998,628
-------------------------------------------------------------------------------------------------------------
       870,000 NYC IDA (Dioni)                                    6.000     11/01/2007               840,115
-------------------------------------------------------------------------------------------------------------
     3,600,000 NYC IDA (Dioni)                                    6.625     11/01/2019             3,346,344
-------------------------------------------------------------------------------------------------------------
     1,100,000 NYC IDA (Display Creations)                        7.000     06/01/2008             1,117,270
-------------------------------------------------------------------------------------------------------------
        70,000 NYC IDA (Eden II School)                           7.750     06/01/2004                70,424
-------------------------------------------------------------------------------------------------------------
     2,505,000 NYC IDA (Eden II School)                           8.750     06/01/2019             2,581,803
-------------------------------------------------------------------------------------------------------------
    10,055,000 NYC IDA (Elmhurst Parking Garage)                  7.500     07/30/2003            10,100,046
-------------------------------------------------------------------------------------------------------------
       800,000 NYC IDA (Excel Paint Applicators) a                8.250     11/01/2010               784,632
-------------------------------------------------------------------------------------------------------------
     4,825,000 NYC IDA (Excel Paint Applicators) a                8.625     11/01/2026             4,733,421
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYC IDA
               (Field Hotel Associates/JFK International
               Airport) b,d                                       6.000     11/01/2028             2,942,100


20  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   7,315,000 NYC IDA (Friends Seminary School)                  7.125%    09/15/2031       $     7,821,344
-------------------------------------------------------------------------------------------------------------
     3,280,000 NYC IDA (Gabrielli Truck Sales)                    8.125     12/01/2017             3,449,215
-------------------------------------------------------------------------------------------------------------
       860,000 NYC IDA (Gateway School of NY)                     6.200     11/01/2012               866,149
-------------------------------------------------------------------------------------------------------------
     2,265,000 NYC IDA (Gateway School of NY)                     6.500     11/01/2019             2,269,439
-------------------------------------------------------------------------------------------------------------
     2,175,000 NYC IDA (Good Shepherd Services)                   5.875     06/01/2014             1,872,414
-------------------------------------------------------------------------------------------------------------
     1,175,000 NYC IDA (Graphic Artists)                          8.250     12/30/2023             1,206,643
-------------------------------------------------------------------------------------------------------------
       470,000 NYC IDA (Herbert G. Birch Childhood Project)       7.375     02/01/2009               476,542
-------------------------------------------------------------------------------------------------------------
     2,195,000 NYC IDA (Herbert G. Birch
               Childhood Project)                                 8.375     02/01/2022             2,323,978
-------------------------------------------------------------------------------------------------------------
       535,000 NYC IDA (Hi Tech Res Rec)                          9.250     08/01/2008               535,540
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYC IDA (Institute of International Education)     5.250     09/01/2021             1,039,300
-------------------------------------------------------------------------------------------------------------
     3,000,000 NYC IDA (Institute of International Education)     5.250     09/01/2031             3,103,470
-------------------------------------------------------------------------------------------------------------
     6,040,000 NYC IDA (JBFS)                                     6.750     12/15/2012             6,106,742
-------------------------------------------------------------------------------------------------------------
     1,605,000 NYC IDA (Julia Gray)                               7.500     11/01/2020             1,594,134
-------------------------------------------------------------------------------------------------------------
       930,000 NYC IDA (Just Bagels Manufacturing)                8.500     11/01/2016               926,568
-------------------------------------------------------------------------------------------------------------
     1,065,000 NYC IDA (Just Bagels Manufacturing)                8.750     11/01/2026             1,060,548
-------------------------------------------------------------------------------------------------------------
     1,675,000 NYC IDA (Koenig Iron Works)                        8.375     12/01/2025             1,749,588
-------------------------------------------------------------------------------------------------------------
     1,720,000 NYC IDA (L&M Optical Disc)                         7.125     11/01/2010             1,722,649
-------------------------------------------------------------------------------------------------------------
     3,025,000 NYC IDA (Little Red Schoolhouse)                   6.750     11/01/2018             3,092,215
-------------------------------------------------------------------------------------------------------------
       615,000 NYC IDA
               (Lucky Polyethylene Manufacturing Company)         7.000     11/01/2009               584,244
-------------------------------------------------------------------------------------------------------------
     2,995,000 NYC IDA
               (Lucky Polyethylene Manufacturing Company)         7.800     11/01/2024             2,725,600
-------------------------------------------------------------------------------------------------------------
     2,000,000 NYC IDA (Lycee Francais De New York)               5.375     06/01/2023             2,074,720
-------------------------------------------------------------------------------------------------------------
    23,000,000 NYC IDA (Magen David Yeshivah)                     5.700     06/15/2027            24,025,110
-------------------------------------------------------------------------------------------------------------
     3,875,000 NYC IDA (Marymount School of NY)                   5.250     09/01/2031             3,996,442
-------------------------------------------------------------------------------------------------------------
    19,335,000 NYC IDA (MediSys Health Network)                   6.250     03/15/2024            17,850,652
-------------------------------------------------------------------------------------------------------------
     2,125,000 NYC IDA (Mesorah Publications)                     6.450     02/01/2011             2,100,647
-------------------------------------------------------------------------------------------------------------
     4,790,000 NYC IDA (Mesorah Publications)                     6.950     02/01/2021             4,682,656
-------------------------------------------------------------------------------------------------------------
     2,275,000 NYC IDA (Morrisons Pastry)                         6.500     11/01/2019             2,068,430
-------------------------------------------------------------------------------------------------------------
    17,050,000 NYC IDA (Northwest Airlines)                       6.000     06/01/2027            11,287,611
-------------------------------------------------------------------------------------------------------------
       205,000 NYC IDA (NY Hostel Company)                        6.750     01/01/2004               205,726
-------------------------------------------------------------------------------------------------------------
     4,400,000 NYC IDA (NY Hostel Company)                        7.600     01/01/2017             4,553,164
-------------------------------------------------------------------------------------------------------------
       530,000 NYC IDA (NY Vanities & Manufacturing)              7.000     11/01/2009               511,800
-------------------------------------------------------------------------------------------------------------
     1,405,000 NYC IDA (NY Vanities & Manufacturing)              7.500     11/01/2019             1,376,380
-------------------------------------------------------------------------------------------------------------
     1,720,000 NYC IDA (NYC Outward Bound Center)                 7.250     11/01/2010             1,736,976
-------------------------------------------------------------------------------------------------------------
       660,000 NYC IDA (Paradise Products)                        7.125     11/01/2007               656,126
-------------------------------------------------------------------------------------------------------------
     4,475,000 NYC IDA (Paradise Products)                        8.250     11/01/2022             4,670,557
-------------------------------------------------------------------------------------------------------------
     1,055,000 NYC IDA (Petrocelli Electric)                      7.250     11/01/2007             1,075,045
-------------------------------------------------------------------------------------------------------------
       310,000 NYC IDA (Petrocelli Electric)                      7.250     11/01/2008               314,938
-------------------------------------------------------------------------------------------------------------
     3,780,000 NYC IDA (Petrocelli Electric)                      8.000     11/01/2017             3,935,660
-------------------------------------------------------------------------------------------------------------
       940,000 NYC IDA (Petrocelli Electric)                      8.000     11/01/2018               982,582
-------------------------------------------------------------------------------------------------------------
        70,000 NYC IDA (Polytechnic University)                   6.000     11/01/2020                64,307
-------------------------------------------------------------------------------------------------------------
    16,700,000 NYC IDA (Polytechnic University)                   6.125     11/01/2030            15,012,632
-------------------------------------------------------------------------------------------------------------
       345,000 NYC IDA (Pop Display)                              6.750     12/30/2014               345,956
-------------------------------------------------------------------------------------------------------------
     2,645,000 NYC IDA (Pop Display)                              7.900     12/30/2014             2,687,320
-------------------------------------------------------------------------------------------------------------
     2,240,000 NYC IDA (Precision Gear)                           6.375     11/01/2024             2,057,552


21  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   1,910,000 NYC IDA (Precision Gear)                           6.375%    11/01/2024       $     1,754,430
-------------------------------------------------------------------------------------------------------------
       930,000 NYC IDA (Precision Gear)                           7.625     11/01/2024               933,367
-------------------------------------------------------------------------------------------------------------
       815,000 NYC IDA (PRFF)                                     7.000     10/01/2016               821,675
-------------------------------------------------------------------------------------------------------------
       710,000 NYC IDA (Promotional Slideguide)                   7.500     12/01/2010               834,342
-------------------------------------------------------------------------------------------------------------
     1,065,000 NYC IDA (Promotional Slideguide)                   7.875     12/01/2015             1,260,715
-------------------------------------------------------------------------------------------------------------
       495,000 NYC IDA (Psycho Therapy)                           9.625     04/01/2010               495,807
-------------------------------------------------------------------------------------------------------------
     3,210,000 NYC IDA (Riverdale Terrace Hsg. Devel. Fund)       6.250     11/01/2014             3,041,892
-------------------------------------------------------------------------------------------------------------
     8,595,000 NYC IDA (Riverdale Terrace Hsg. Devel. Fund)       6.750     11/01/2028             7,985,271
-------------------------------------------------------------------------------------------------------------
     1,650,000 NYC IDA (Sahadi Fine Foods)                        6.250     11/01/2009             1,595,434
-------------------------------------------------------------------------------------------------------------
     4,085,000 NYC IDA (Sahadi Fine Foods)                        6.750     11/01/2019             3,901,543
-------------------------------------------------------------------------------------------------------------
     4,380,000 NYC IDA (Showman Fabricators)                      7.500     11/01/2028             4,405,711
-------------------------------------------------------------------------------------------------------------
     3,600,000 NYC IDA (South Bronx Overall Economic Devel.)      8.625     12/01/2025             3,733,164
-------------------------------------------------------------------------------------------------------------
     4,255,000 NYC IDA (Special Needs Facilities Pooled Program)  6.650     07/01/2023             3,771,249
-------------------------------------------------------------------------------------------------------------
     1,450,000 NYC IDA (Special Needs Facilities Pooled Program)  7.125     08/01/2006             1,473,649
-------------------------------------------------------------------------------------------------------------
     7,010,000 NYC IDA (Special Needs Facilities Pooled Program)  7.875     08/01/2025             7,308,626
-------------------------------------------------------------------------------------------------------------
     5,115,000 NYC IDA (St. Bernard's School)                     7.000     12/01/2021             5,366,760
-------------------------------------------------------------------------------------------------------------
        10,000 NYC IDA (Staten Island University Hospital)        6.375     07/01/2031                10,553
-------------------------------------------------------------------------------------------------------------
     2,045,000 NYC IDA (Staten Island University Hospital)        6.375     07/01/2031             2,155,144
-------------------------------------------------------------------------------------------------------------
       585,000 NYC IDA (Streamline Plastics)                      7.750     12/01/2015               594,834
-------------------------------------------------------------------------------------------------------------
     1,275,000 NYC IDA (Streamline Plastics)                      8.125     12/01/2025             1,317,636
-------------------------------------------------------------------------------------------------------------
        60,000 NYC IDA (Summit School)                            7.250     12/01/2004                60,202
-------------------------------------------------------------------------------------------------------------
     1,485,000 NYC IDA (Summit School)                            8.250     12/01/2024             1,533,396
-------------------------------------------------------------------------------------------------------------
     1,120,000 NYC IDA (Surprise Plastics)                        7.500     11/01/2013             1,127,986
-------------------------------------------------------------------------------------------------------------
     2,480,000 NYC IDA (Surprise Plastics)                        8.500     11/01/2023             2,454,952
-------------------------------------------------------------------------------------------------------------
     3,510,000 NYC IDA (Terminal One Group Association)           6.000     01/01/2015             3,580,867
-------------------------------------------------------------------------------------------------------------
    25,460,000 NYC IDA (Terminal One Group Association)           6.000     01/01/2019            26,063,402
-------------------------------------------------------------------------------------------------------------
       210,000 NYC IDA (Terminal One Group Association)           6.100     01/01/2009               215,510
-------------------------------------------------------------------------------------------------------------
     9,460,000 NYC IDA (Terminal One Group Association)           6.125     01/01/2024             9,684,202
-------------------------------------------------------------------------------------------------------------
       380,000 NYC IDA (The Bank Street College)                  5.250     12/01/2021               406,585
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYC IDA (The Bank Street College)                  5.250     12/01/2030             1,055,410
-------------------------------------------------------------------------------------------------------------
    10,000,000 NYC IDA (The Child School)                         7.550     06/01/2033            10,726,500
-------------------------------------------------------------------------------------------------------------
       465,000 NYC IDA (Therapy & Learning Center)                7.500     10/01/2011               475,509
-------------------------------------------------------------------------------------------------------------
     3,735,000 NYC IDA (Therapy & Learning Center)                8.250     10/01/2031             3,873,419
-------------------------------------------------------------------------------------------------------------
       435,000 NYC IDA (THR Products Corp.)                       7.250     11/01/2010               430,950
-------------------------------------------------------------------------------------------------------------
     1,085,000 NYC IDA (THR Products Corp.)                       8.250     11/01/2020             1,106,212
-------------------------------------------------------------------------------------------------------------
     4,325,000 NYC IDA (Touro College)                            6.350     06/01/2029             3,879,482
-------------------------------------------------------------------------------------------------------------
     4,485,000 NYC IDA (Ulano)                                    6.900     11/01/2019             4,298,738
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYC IDA (United Nations School)                    6.350     12/01/2015             1,063,200
-------------------------------------------------------------------------------------------------------------
     1,455,000 NYC IDA (Urban Health Plan)                        6.250     09/15/2009             1,419,411
-------------------------------------------------------------------------------------------------------------
     9,830,000 NYC IDA (Urban Health Plan)                        7.050     09/15/2026             9,308,912
-------------------------------------------------------------------------------------------------------------
     3,640,000 NYC IDA (Urban Resource Institute)                 7.375     11/01/2033             3,659,729
-------------------------------------------------------------------------------------------------------------
       145,000 NYC IDA (Utleys)                                   6.625     11/01/2006               142,999
-------------------------------------------------------------------------------------------------------------
     1,335,000 NYC IDA (Utleys)                                   7.375     11/01/2023             1,308,046
-------------------------------------------------------------------------------------------------------------
       820,000 NYC IDA (Van Blarcom Closures)                     7.125     11/01/2007               820,640
-------------------------------------------------------------------------------------------------------------
     2,965,000 NYC IDA (Van Blarcom Closures)                     8.000     11/01/2017             3,087,099


22  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $     500,000 NYC IDA (Visy Paper)                               7.550%    01/01/2005       $       498,405
-------------------------------------------------------------------------------------------------------------
    17,300,000 NYC IDA (Visy Paper)                               7.800     01/01/2016            17,449,472
-------------------------------------------------------------------------------------------------------------
    48,250,000 NYC IDA (Visy Paper)                               7.950     01/01/2028            48,262,545
-------------------------------------------------------------------------------------------------------------
     1,930,000 NYC IDA (Vocational Instruction)                   7.750     02/01/2033             2,012,430
-------------------------------------------------------------------------------------------------------------
       630,000 NYC IDA (W & W Jewelers)                           7.250     02/01/2011               626,667
-------------------------------------------------------------------------------------------------------------
     1,555,000 NYC IDA (W & W Jewelers)                           8.250     02/01/2021             1,585,867
-------------------------------------------------------------------------------------------------------------
     4,840,000 NYC IDA (Westchester Square Medical Center)        8.000     11/01/2010             5,014,192
-------------------------------------------------------------------------------------------------------------
     6,160,000 NYC IDA (Westchester Square Medical Center)        8.375     11/01/2015             6,465,290
-------------------------------------------------------------------------------------------------------------
     1,660,000 NYC IDA (World Casing Corp.)                       6.700     11/01/2019             1,503,512
-------------------------------------------------------------------------------------------------------------
     9,000,000 NYC IDA Special Facilities (JFK
               International Airport)                             8.000     08/01/2012             5,041,620
-------------------------------------------------------------------------------------------------------------
       530,000 NYC Municipal Water Finance Authority              0.000 z   06/15/2019               243,604
-------------------------------------------------------------------------------------------------------------
     6,030,000 NYC Municipal Water Finance Authority              0.000 z   06/15/2020             2,605,322
-------------------------------------------------------------------------------------------------------------
       450,000 NYC Municipal Water Finance Authority              5.000     06/15/2024               466,578
-------------------------------------------------------------------------------------------------------------
       795,000 NYC Municipal Water Finance Authority              5.125     06/15/2031               829,535
-------------------------------------------------------------------------------------------------------------
     4,750,000 NYC Municipal Water Finance Authority              5.125     06/15/2032             4,980,660
-------------------------------------------------------------------------------------------------------------
    39,500,000 NYC Municipal Water Finance Authority              5.125     06/15/2034            41,362,030
-------------------------------------------------------------------------------------------------------------
       550,000 NYC Municipal Water Finance Authority              5.250     06/15/2034               583,874
-------------------------------------------------------------------------------------------------------------
     2,160,000 NYC Municipal Water Finance Authority              5.375     06/15/2026             2,319,991
-------------------------------------------------------------------------------------------------------------
        75,000 NYC Municipal Water Finance Authority              5.500     06/15/2023                79,859
-------------------------------------------------------------------------------------------------------------
    10,850,000 NYC Municipal Water Finance Authority              5.500     06/15/2033            11,679,916
-------------------------------------------------------------------------------------------------------------
        40,000 NYC Municipal Water Finance Authority              5.750     06/15/2020                42,285
-------------------------------------------------------------------------------------------------------------
     4,000,000 NYC Municipal Water Finance Authority CAB          0.000 z   06/15/2021             1,714,040
-------------------------------------------------------------------------------------------------------------
    10,000,000 NYC Municipal Water Finance Authority LEVRRS      10.058 f   06/15/2019            10,979,700
-------------------------------------------------------------------------------------------------------------
     2,930,000 NYC Municipal Water Finance Authority RITES a     16.241 f   06/15/2032             3,322,093
-------------------------------------------------------------------------------------------------------------
     2,500,000 NYC Municipal Water Finance Authority RITES a     16.300 f   06/15/2029             2,848,050
-------------------------------------------------------------------------------------------------------------
     7,850,000 NYC Municipal Water Finance Authority RITES a     16.300 f   06/15/2034             9,053,876
-------------------------------------------------------------------------------------------------------------
    14,425,000 NYC Municipal Water Finance Authority RITES a     16.321 f   06/15/2026            16,511,720
-------------------------------------------------------------------------------------------------------------
     2,805,000 NYC Municipal Water Finance Authority RITES a     16.400 f   06/15/2027             3,151,305
-------------------------------------------------------------------------------------------------------------
    11,210,000 NYC Municipal Water Finance Authority RITES a     16.741 f   06/15/2032            13,142,604
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYC Municipal Water Finance Authority RITES a     16.800 f   06/15/2030             5,634,700
-------------------------------------------------------------------------------------------------------------
     3,555,000 NYC Municipal Water Finance Authority RITES a     16.859 f   06/15/2021             4,325,582
-------------------------------------------------------------------------------------------------------------
    18,240,000 NYC Municipal Water Finance Authority RITES a     16.890 f   06/15/2030            20,555,386
-------------------------------------------------------------------------------------------------------------
     4,030,000 NYC Municipal Water Finance Authority RITES a     16.900 f   06/15/2030             4,541,568
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYC Municipal Water Finance Authority RITES a     16.900 f   06/15/2030             5,634,700
-------------------------------------------------------------------------------------------------------------
    17,300,000 NYC Municipal Water Finance Authority RITES a     18.300 f   06/15/2033            22,593,454
-------------------------------------------------------------------------------------------------------------
     3,140,000 NYC Municipal Water Finance Authority RITES a     18.359 f   06/15/2027             4,258,782
-------------------------------------------------------------------------------------------------------------
     2,150,000 NYC TFA RITES a                                   16.301 f   08/15/2027             2,392,262
-------------------------------------------------------------------------------------------------------------
    19,654,306 NYS Certificate of Lease a                         5.875     01/02/2023            20,472,514
-------------------------------------------------------------------------------------------------------------
       350,000 NYS DA (Augustana Lutheran Home)                   5.400     02/01/2031               375,931
-------------------------------------------------------------------------------------------------------------
     1,500,000 NYS DA (Augustana Lutheran Home)                   5.500     02/01/2041             1,610,250
-------------------------------------------------------------------------------------------------------------
        35,000 NYS DA (Bethel Springvale Home)                    6.000     02/01/2035                38,691
-------------------------------------------------------------------------------------------------------------
    14,360,000 NYS DA (Buena Vida Nursing Home)                   5.250     07/01/2028            15,044,685
-------------------------------------------------------------------------------------------------------------
    20,000,000 NYS DA (Catholic Health Services)                  6.000     07/01/2030            21,299,000
-------------------------------------------------------------------------------------------------------------
     8,435,000 NYS DA (Center for Nursing)                        5.550     08/01/2037             9,021,570
-------------------------------------------------------------------------------------------------------------
     2,855,000 NYS DA (Chapel Oaks)                               5.450     07/01/2026             2,951,756


23  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $      35,000 NYS DA (City University)                           5.000%    07/01/2023       $        36,335
-------------------------------------------------------------------------------------------------------------
    18,280,000 NYS DA (City University)                           5.250     07/01/2031            20,632,088
-------------------------------------------------------------------------------------------------------------
     2,500,000 NYS DA (Concord Nursing Home)                      6.500     07/01/2029             2,750,175
-------------------------------------------------------------------------------------------------------------
    15,000,000 NYS DA (Court Facilities)                          5.250     05/15/2021            15,267,300
-------------------------------------------------------------------------------------------------------------
     2,500,000 NYS DA (Court Facilities)                          5.375     05/15/2023             2,620,875
-------------------------------------------------------------------------------------------------------------
     1,250,000 NYS DA (D'Youville College)                        5.250     07/01/2025             1,331,587
-------------------------------------------------------------------------------------------------------------
       525,000 NYS DA (Dept. of Health)                           5.500     07/01/2021               557,896
-------------------------------------------------------------------------------------------------------------
        20,000 NYS DA (Ellis Hospital)                            5.600     08/01/2025                21,132
-------------------------------------------------------------------------------------------------------------
    16,970,000 NYS DA (FHA Insured Mtg.), Series B                0.000 z   08/15/2040             1,916,422
-------------------------------------------------------------------------------------------------------------
     6,480,000 NYS DA (Frances Schervier Home &
               Hospital Obligated Group)                          5.500     07/01/2027             6,858,691
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYS DA (Grace Manor Health Care Facility)          6.150     07/01/2018             1,123,830
-------------------------------------------------------------------------------------------------------------
     2,000,000 NYS DA (Highland Hospital)                         5.450     08/01/2037             2,117,800
-------------------------------------------------------------------------------------------------------------
   140,510,000 NYS DA (Insured Hospital)                          0.000 z   08/15/2036            23,973,816
-------------------------------------------------------------------------------------------------------------
    38,650,000 NYS DA (Interfaith Medical Center)                 5.400     02/15/2028            40,517,955
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYS DA (Jones Memorial Hospital)                   5.375     08/01/2034             1,054,510
-------------------------------------------------------------------------------------------------------------
        30,000 NYS DA (KMH Homes)                                 6.950     08/01/2031                31,071
-------------------------------------------------------------------------------------------------------------
     3,450,000 NYS DA (L.I. University)                           5.125     09/01/2023             3,621,086
-------------------------------------------------------------------------------------------------------------
     1,400,000 NYS DA (L.I. University)                           5.250     09/01/2028             1,483,594
-------------------------------------------------------------------------------------------------------------
        25,000 NYS DA (Lakeside Memorial Hospital)                6.000     02/01/2021                27,402
-------------------------------------------------------------------------------------------------------------
     9,415,000 NYS DA (Lutheran Social Services
               of Upstate NY) RITES a                             9.386 f   02/01/2038            10,276,567
-------------------------------------------------------------------------------------------------------------
     3,115,000 NYS DA (Menorah Home & Hospital) RITES a          16.770 f   08/01/2038             3,620,565
-------------------------------------------------------------------------------------------------------------
     5,825,000 NYS DA (Menorah Home) RITES a                     16.959 f   08/01/2038             6,773,776
-------------------------------------------------------------------------------------------------------------
     4,625,000 NYS DA (Mental Health) RITES a                    16.400 f   02/15/2023             5,298,030
-------------------------------------------------------------------------------------------------------------
     3,460,000 NYS DA (Millard Fillmore Hospital)                 5.375     02/01/2032             3,635,457
-------------------------------------------------------------------------------------------------------------
     3,180,000 NYS DA (Miriam Osborn Memorial Home Association)   6.375     07/01/2029             3,509,512
-------------------------------------------------------------------------------------------------------------
     2,430,000 NYS DA (Miriam Osborn Memorial Home Association)   6.875     07/01/2019             2,782,885
-------------------------------------------------------------------------------------------------------------
     6,860,000 NYS DA (Miriam Osborn Memorial Home Association)   6.875     07/01/2025             7,741,784
-------------------------------------------------------------------------------------------------------------
     2,375,000 NYS DA (Montefiore Medical) RITES a               18.359 f   08/01/2038             3,008,033
-------------------------------------------------------------------------------------------------------------
     6,800,000 NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                             6.000     07/01/2014             6,743,356
-------------------------------------------------------------------------------------------------------------
     3,000,000 NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                             6.500     07/01/2017             3,097,110
-------------------------------------------------------------------------------------------------------------
    26,920,000 NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                             6.500     07/01/2025            27,237,387
-------------------------------------------------------------------------------------------------------------
    42,630,000 NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                             6.600     07/01/2026            43,655,252
-------------------------------------------------------------------------------------------------------------
     8,820,000 NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                             6.625     07/01/2019             9,115,382
-------------------------------------------------------------------------------------------------------------
    15,000,000 NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                             6.750     07/01/2020            15,480,900
-------------------------------------------------------------------------------------------------------------
     7,280,000 NYS DA (Mt. Sinai/NYU Health)                      6.000     07/01/2026             7,244,037
-------------------------------------------------------------------------------------------------------------
     2,850,000 NYS DA (Municipal Health Facilities) RITES a      16.400 f   01/15/2023             3,286,734
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYS DA (Norwegian Christian Home &
               Health Center)                                     5.200     08/01/2036             1,055,410
-------------------------------------------------------------------------------------------------------------
     2,000,000 NYS DA (Norwegian Christian Home & Health Center)  6.100     08/01/2041             2,223,720
-------------------------------------------------------------------------------------------------------------
     4,215,000 NYS DA (Nursing Homes)                             5.200     02/01/2032             4,356,877


24  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   2,200,000 NYS DA (NY & Presbyterian Hospital)                6.500%    08/01/2034       $     2,345,992
-------------------------------------------------------------------------------------------------------------
     6,860,000 NYS DA (NY Hospital Medical Center)                5.600     02/15/2039             7,367,571
-------------------------------------------------------------------------------------------------------------
     7,425,248 NYS DA (Our Lady of Mercy Medical Center)
               Computer Lease a                                   6.200     08/15/2006             7,299,761
-------------------------------------------------------------------------------------------------------------
    11,585,000 NYS DA (Rochester General Hospital) RITES a       10.048 f   08/01/2033            12,074,235
-------------------------------------------------------------------------------------------------------------
       600,000 NYS DA (Sarah Neumann Home)                        5.450     08/01/2027               634,530
-------------------------------------------------------------------------------------------------------------
     9,000,000 NYS DA (St. Agnes Hospital)                        5.400     02/15/2025             9,485,550
-------------------------------------------------------------------------------------------------------------
     2,400,000 NYS DA (St. Barnabas Hospital)                     5.450     08/01/2035             2,514,312
-------------------------------------------------------------------------------------------------------------
     1,750,000 NYS DA (St. Clare's Hospital)                      5.300     02/15/2019             1,858,640
-------------------------------------------------------------------------------------------------------------
     2,970,000 NYS DA (St. Clare's Hospital)                      5.400     02/15/2025             3,130,232
-------------------------------------------------------------------------------------------------------------
     2,580,000 NYS DA (St. James Mercy Hospital)                  5.400     02/01/2038             2,719,836
-------------------------------------------------------------------------------------------------------------
     1,500,000 NYS DA (St. Thomas Aquinas College)                5.250     07/01/2028             1,558,485
-------------------------------------------------------------------------------------------------------------
     3,885,000 NYS DA (St. Vincent Depaul Residence)              5.300     07/01/2018             4,075,870
-------------------------------------------------------------------------------------------------------------
       130,000 NYS DA (St. Vincent's Hospital & Medical Center)   7.400     08/01/2030               134,459
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYS DA (State University Dormitory Facilities)     5.100     07/01/2031             1,044,460
-------------------------------------------------------------------------------------------------------------
        50,000 NYS DA (State University Educational Facilities)   0.000 z   05/15/2007                45,542
-------------------------------------------------------------------------------------------------------------
        95,000 NYS DA (State University Educational Facilities)   6.000     05/15/2017                97,062
-------------------------------------------------------------------------------------------------------------
     3,315,000 NYS DA (Suffolk County Judicial Facilities)        9.500     04/15/2014             3,803,432
-------------------------------------------------------------------------------------------------------------
        55,000 NYS DA (Upstate Community Colleges)                5.700     07/01/2021                56,922
-------------------------------------------------------------------------------------------------------------
     1,700,000 NYS DA (Vassar Brothers)                           5.375     07/01/2025             1,797,274
-------------------------------------------------------------------------------------------------------------
     2,500,000 NYS DA (Willow Towers)                             5.400     02/01/2034             2,682,300
-------------------------------------------------------------------------------------------------------------
    26,040,000 NYS DA (Wyckoff Heights Medical Center)            5.300     08/15/2021            27,473,762
-------------------------------------------------------------------------------------------------------------
     1,715,000 NYS EFC (Consolidated Water Company)               7.150     11/01/2014             1,741,188
-------------------------------------------------------------------------------------------------------------
     7,500,000 NYS EFC (NYS Water Services)                       5.950     01/15/2020             8,043,450
-------------------------------------------------------------------------------------------------------------
     2,340,000 NYS EFC (NYS Water Services)                       6.000     01/15/2031             2,471,227
-------------------------------------------------------------------------------------------------------------
        35,000 NYS EFC (NYS Water Services)                       7.500     03/15/2011                35,170
-------------------------------------------------------------------------------------------------------------
    11,845,000 NYS EFC (Occidental Petroleum)                     5.700     09/01/2028            11,915,833
-------------------------------------------------------------------------------------------------------------
    15,300,000 NYS EFC (Occidental Petroleum)                     6.100     11/01/2030            15,619,005
-------------------------------------------------------------------------------------------------------------
     4,700,000 NYS ERDA (Brooklyn Union Gas) RIBS                 9.901 f   07/08/2026             5,022,185
-------------------------------------------------------------------------------------------------------------
     7,000,000 NYS ERDA (Brooklyn Union Gas) RIBS                11.397 f   04/01/2020             9,012,500
-------------------------------------------------------------------------------------------------------------
    16,300,000 NYS ERDA (Brooklyn Union Gas) RIBS                12.403 f   07/01/2026            20,278,015
-------------------------------------------------------------------------------------------------------------
       210,000 NYS ERDA (Central Hudson Gas & Electric)           5.450     08/01/2027               225,135
-------------------------------------------------------------------------------------------------------------
     9,350,000 NYS ERDA (Con Ed) RITES a                          9.286 f   08/15/2020             9,878,462
-------------------------------------------------------------------------------------------------------------
        40,000 NYS ERDA (Corning Natural Gas)                     8.250     12/01/2018                41,306
-------------------------------------------------------------------------------------------------------------
    23,000,000 NYS ERDA (LILCO)                                   5.300     11/01/2023            23,481,850
-------------------------------------------------------------------------------------------------------------
       300,000 NYS ERDA (LILCO)                                   5.300     10/01/2024               306,285
-------------------------------------------------------------------------------------------------------------
     3,485,000 NYS ERDA (NIMO) RITES a                           17.000 f   11/01/2025             4,150,496
-------------------------------------------------------------------------------------------------------------
       425,000 NYS ERDA (NYSEG)                                   5.700     12/01/2028               439,127
-------------------------------------------------------------------------------------------------------------
        25,000 NYS ERDA (NYSEG)                                   5.950     12/01/2027                25,102
-------------------------------------------------------------------------------------------------------------
        30,000 NYS ERDA (NYSEG)                                   5.950     12/01/2027                30,791
-------------------------------------------------------------------------------------------------------------
     3,625,000 NYS ERDA (RG&E) Residual Certificates a           19.870 f   09/01/2033             5,035,343
-------------------------------------------------------------------------------------------------------------
     3,375,000 NYS HFA (Children's Rescue)                        7.625     05/01/2018             3,385,260
-------------------------------------------------------------------------------------------------------------
     2,200,000 NYS HFA (Dominican Village)                        6.600     08/15/2027             2,304,038
-------------------------------------------------------------------------------------------------------------
        20,000 NYS HFA (General Hsg.)                             6.600     11/01/2008                20,239
-------------------------------------------------------------------------------------------------------------
     6,235,000 NYS HFA (HELP--Bronx Hsg.)                         8.050     11/01/2005             6,423,609


25  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $     800,000 NYS HFA (HELP--Suffolk Hsg.)                       8.100%    11/01/2005       $       824,200
-------------------------------------------------------------------------------------------------------------
         2,000 NYS HFA (Hospital & Nursing Home)                  6.875     11/01/2010                 2,529
-------------------------------------------------------------------------------------------------------------
       200,000 NYS HFA (Hospital & Nursing Home)                  7.000     11/01/2017               258,076
-------------------------------------------------------------------------------------------------------------
         5,000 NYS HFA (Meadow Manor)                             7.750     11/01/2019                 5,024
-------------------------------------------------------------------------------------------------------------
        50,000 NYS HFA (Multifamily Hsg.)                         0.000 z   11/01/2016                23,956
-------------------------------------------------------------------------------------------------------------
    12,695,000 NYS HFA (Multifamily Hsg.)                         0.000 z   11/01/2017             5,732,173
-------------------------------------------------------------------------------------------------------------
       745,000 NYS HFA (Multifamily Hsg.)                         5.250     11/15/2028               766,970
-------------------------------------------------------------------------------------------------------------
     1,340,000 NYS HFA (Multifamily Hsg.)                         5.300     08/15/2024             1,391,054
-------------------------------------------------------------------------------------------------------------
     1,700,000 NYS HFA (Multifamily Hsg.)                         5.300     11/15/2039             1,746,121
-------------------------------------------------------------------------------------------------------------
     1,070,000 NYS HFA (Multifamily Hsg.)                         5.350     08/15/2020             1,134,575
-------------------------------------------------------------------------------------------------------------
     2,860,000 NYS HFA (Multifamily Hsg.)                         5.350     08/15/2031             2,956,182
-------------------------------------------------------------------------------------------------------------
     2,080,000 NYS HFA (Multifamily Hsg.)                         5.375     02/15/2035             2,159,061
-------------------------------------------------------------------------------------------------------------
     3,250,000 NYS HFA (Multifamily Hsg.)                         5.450     08/15/2032             3,395,405
-------------------------------------------------------------------------------------------------------------
     2,075,000 NYS HFA (Multifamily Hsg.)                         5.500     08/15/2030             2,120,111
-------------------------------------------------------------------------------------------------------------
     1,215,000 NYS HFA (Multifamily Hsg.)                         5.550     08/15/2019             1,233,164
-------------------------------------------------------------------------------------------------------------
     1,385,000 NYS HFA (Multifamily Hsg.)                         5.600     08/15/2019             1,410,221
-------------------------------------------------------------------------------------------------------------
     1,240,000 NYS HFA (Multifamily Hsg.)                         5.600     02/15/2026             1,289,166
-------------------------------------------------------------------------------------------------------------
     1,665,000 NYS HFA (Multifamily Hsg.)                         5.600     08/15/2033             1,755,992
-------------------------------------------------------------------------------------------------------------
     1,230,000 NYS HFA (Multifamily Hsg.)                         5.650     08/15/2030             1,253,161
-------------------------------------------------------------------------------------------------------------
     3,200,000 NYS HFA (Multifamily Hsg.)                         5.650     08/15/2030             3,260,256
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYS HFA (Multifamily Hsg.)                         5.650     08/15/2031             1,018,830
-------------------------------------------------------------------------------------------------------------
     1,710,000 NYS HFA (Multifamily Hsg.)                         5.650     02/15/2034             1,776,126
-------------------------------------------------------------------------------------------------------------
     2,120,000 NYS HFA (Multifamily Hsg.)                         5.700     08/15/2033             2,234,459
-------------------------------------------------------------------------------------------------------------
     1,470,000 NYS HFA (Multifamily Hsg.)                         5.700     02/15/2034             1,531,079
-------------------------------------------------------------------------------------------------------------
        95,000 NYS HFA (Multifamily Hsg.)                         5.950     08/15/2024                97,731
-------------------------------------------------------------------------------------------------------------
        10,000 NYS HFA (Multifamily Hsg.)                         6.000     08/15/2027                10,546
-------------------------------------------------------------------------------------------------------------
     1,285,000 NYS HFA (Multifamily Hsg.)                         6.100     11/15/2036             1,416,751
-------------------------------------------------------------------------------------------------------------
     4,700,000 NYS HFA (Multifamily Hsg.)                         6.125     08/15/2038             4,961,884
-------------------------------------------------------------------------------------------------------------
        50,000 NYS HFA (Multifamily Hsg.)                         6.200     08/15/2012                50,749
-------------------------------------------------------------------------------------------------------------
        25,000 NYS HFA (Multifamily Hsg.)                         6.200     08/15/2016                26,554
-------------------------------------------------------------------------------------------------------------
       755,000 NYS HFA (Multifamily Hsg.)                         6.250     02/15/2031               798,186
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYS HFA (Multifamily Hsg.)                         6.300     08/15/2026             5,234,300
-------------------------------------------------------------------------------------------------------------
     1,255,000 NYS HFA (Multifamily Hsg.)                         6.400     11/15/2027             1,334,868
-------------------------------------------------------------------------------------------------------------
     2,905,000 NYS HFA (Multifamily Hsg.)                         6.500     08/15/2024             2,959,062
-------------------------------------------------------------------------------------------------------------
     3,240,000 NYS HFA (Multifamily Hsg.)                         6.700     08/15/2025             3,308,980
-------------------------------------------------------------------------------------------------------------
     5,530,000 NYS HFA (Multifamily Hsg.)                         6.750     11/15/2036             5,765,080
-------------------------------------------------------------------------------------------------------------
        75,000 NYS HFA (Multifamily Hsg.)                         6.950     08/15/2012                76,653
-------------------------------------------------------------------------------------------------------------
     5,400,000 NYS HFA (Multifamily Hsg.)                         7.050     08/15/2024             5,516,100
-------------------------------------------------------------------------------------------------------------
     1,481,000 NYS HFA (Multifamily Hsg.)                         7.450     11/01/2028             1,483,666
-------------------------------------------------------------------------------------------------------------
       900,000 NYS HFA (Multifamily Hsg.)                         7.550     11/01/2029               910,233
-------------------------------------------------------------------------------------------------------------
     2,880,000 NYS HFA (NH&HC) RITES a                           17.000 f   11/01/2016             3,690,202
-------------------------------------------------------------------------------------------------------------
        40,000 NYS HFA (Nonprofit Hsg.)                           6.400     11/01/2010                40,054
-------------------------------------------------------------------------------------------------------------
        25,000 NYS HFA (Nonprofit Hsg.)                           6.400     11/01/2013                25,693
-------------------------------------------------------------------------------------------------------------
        20,000 NYS HFA (Nonprofit Hsg.)                           6.600     11/01/2010                20,239
-------------------------------------------------------------------------------------------------------------
        20,000 NYS HFA (Nonprofit Hsg.)                           6.600     11/01/2013                20,433


26  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   2,015,000 NYS HFA (Nonprofit Hsg.)                           8.400%    11/01/2009       $     2,067,672
-------------------------------------------------------------------------------------------------------------
     2,180,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2010             2,236,985
-------------------------------------------------------------------------------------------------------------
     2,365,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2011             2,426,821
-------------------------------------------------------------------------------------------------------------
     2,565,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2012             2,632,049
-------------------------------------------------------------------------------------------------------------
     2,770,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2013             2,842,408
-------------------------------------------------------------------------------------------------------------
     1,330,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2014             1,364,766
-------------------------------------------------------------------------------------------------------------
     1,440,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2015             1,477,642
-------------------------------------------------------------------------------------------------------------
     1,560,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2016             1,600,778
-------------------------------------------------------------------------------------------------------------
     1,705,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2017             1,749,569
-------------------------------------------------------------------------------------------------------------
     1,800,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2018             1,847,052
-------------------------------------------------------------------------------------------------------------
     1,155,000 NYS HFA (Nonprofit Hsg.)                           8.400     11/01/2019             1,185,192
-------------------------------------------------------------------------------------------------------------
     5,000,000 NYS HFA (Phillips Village)                         7.750     08/15/2017             5,410,600
-------------------------------------------------------------------------------------------------------------
        75,000 NYS HFA (Service Contract)                         5.375     03/15/2023                77,003
-------------------------------------------------------------------------------------------------------------
     5,600,000 NYS HFA (Service Contract)                         5.500     09/15/2022             5,996,648
-------------------------------------------------------------------------------------------------------------
     5,525,000 NYS HFA (Service Contract)                         5.500     03/15/2025             5,853,848
-------------------------------------------------------------------------------------------------------------
         5,000 NYS HFA (Service Contract)                         6.125     03/15/2020                 5,154
-------------------------------------------------------------------------------------------------------------
        20,000 NYS HFA (Service Contract)                         6.125     03/15/2020                20,570
-------------------------------------------------------------------------------------------------------------
       255,000 NYS HFA (Service Contract)                         6.500     03/15/2025               277,111
-------------------------------------------------------------------------------------------------------------
       655,000 NYS HFA (Shorehill Hsg.)                           7.500     05/01/2008               656,015
-------------------------------------------------------------------------------------------------------------
        80,000 NYS LGAC                                           5.500     04/01/2023                83,949
-------------------------------------------------------------------------------------------------------------
       435,000 NYS LGSC (SCSB) a                                  7.250     12/15/2011               442,360
-------------------------------------------------------------------------------------------------------------
       810,000 NYS LGSC (SCSB) a                                  7.375     12/15/2016               844,077
-------------------------------------------------------------------------------------------------------------
       980,000 NYS LGSC (SCSB) a                                  7.750     12/15/2021             1,020,229
-------------------------------------------------------------------------------------------------------------
       275,000 NYS Medcare (Beth Israel Medical Center)           7.125     11/01/2006               272,841
-------------------------------------------------------------------------------------------------------------
     2,025,000 NYS Medcare (Beth Israel Medical Center)           7.200     11/01/2014             1,942,704
-------------------------------------------------------------------------------------------------------------
     1,045,000 NYS Medcare (Central Suffolk Hospital)             6.125     11/01/2016               821,036
-------------------------------------------------------------------------------------------------------------
        35,000 NYS Medcare (Hospital & Nursing Home)              5.750     08/15/2019                40,501
-------------------------------------------------------------------------------------------------------------
        65,000 NYS Medcare (Hospital & Nursing Home)              6.375     08/15/2029                68,921
-------------------------------------------------------------------------------------------------------------
     1,000,000 NYS Medcare (Hospital & Nursing Home)              6.375     08/15/2033             1,023,720
-------------------------------------------------------------------------------------------------------------
     1,920,000 NYS Medcare (Hospital & Nursing Home)              6.500     02/15/2034             2,012,314
-------------------------------------------------------------------------------------------------------------
     2,410,000 NYS Medcare (Hospital & Nursing Home)              6.650     08/15/2032             2,448,415
-------------------------------------------------------------------------------------------------------------
     2,200,000 NYS Medcare (Hospital & Nursing Home)              7.400     11/01/2016             2,272,820
-------------------------------------------------------------------------------------------------------------
     2,030,000 NYS Medcare (Hospital & Nursing Home)              9.375     11/01/2016             2,156,571
-------------------------------------------------------------------------------------------------------------
     1,255,000 NYS Medcare (Hospital & Nursing Home)             10.000     11/01/2006             1,339,838
-------------------------------------------------------------------------------------------------------------
     1,650,000 NYS Medcare (M.G. Nursing Home)                    6.375     02/15/2035             1,821,320
-------------------------------------------------------------------------------------------------------------
       240,000 NYS Medcare (Mental Health)                        5.500     08/15/2021               245,640
-------------------------------------------------------------------------------------------------------------
       250,000 NYS Medcare (Mental Health)                        5.500     08/15/2024               259,473
-------------------------------------------------------------------------------------------------------------
        25,000 NYS Medcare (Montefiore Medical Center)            5.750     02/15/2025                26,918
-------------------------------------------------------------------------------------------------------------
       650,000 NYS Medcare (Our Lady of Victory Hospital)         6.625     11/01/2016               659,061
-------------------------------------------------------------------------------------------------------------
        25,000 NYS Medcare (Secured Hospital)                     6.250     02/15/2024                26,095
-------------------------------------------------------------------------------------------------------------
    22,000,000 NYS Medcare (St. Luke's Hospital) IVRC a          10.122 f   02/15/2029            23,078,000
-------------------------------------------------------------------------------------------------------------
    12,500,000 NYS Medcare (St. Luke's Hospital) RITES a          9.999 f   02/15/2029            13,113,250
-------------------------------------------------------------------------------------------------------------
     8,400,000 NYS Medcare (St. Luke's Hospital) RITES a         10.048 f   02/15/2029             8,812,104
-------------------------------------------------------------------------------------------------------------
     5,750,000 NYS Medcare (St. Luke's Hospital) RITES a         10.048 f   02/15/2029             6,032,095
-------------------------------------------------------------------------------------------------------------
    10,000,000 NYS Medcare (St. Luke's Hospital) RITES a         10.088 f   02/15/2029            10,490,600


27  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   5,925,000 NYS Medcare RITES a                                9.286% f  02/15/2019       $     6,392,660
-------------------------------------------------------------------------------------------------------------
    10,000,000 NYS Medcare RITES a                                9.536 f   02/15/2025            10,790,500
-------------------------------------------------------------------------------------------------------------
    25,000,000 NYS Thruway Authority Convertible INFLOS           8.725 f   01/01/2024            25,513,500
-------------------------------------------------------------------------------------------------------------
     7,140,000 NYS Thruway Authority RITES a                     16.390 f   01/01/2025             8,085,622
-------------------------------------------------------------------------------------------------------------
       260,000 NYS Thruway Authority, Series A                    0.000 z   01/01/2005               252,923
-------------------------------------------------------------------------------------------------------------
         5,000 NYS UDC (Correctional Facilities)                  0.000 z   01/01/2013                 3,527
-------------------------------------------------------------------------------------------------------------
     1,010,000 NYS UDC (Correctional Facilities)                  5.000     01/01/2028             1,042,502
-------------------------------------------------------------------------------------------------------------
    12,140,000 NYS UDC (Correctional Facilities)                  5.250     01/01/2021            12,567,085
-------------------------------------------------------------------------------------------------------------
     5,480,000 Oneida County IDA (Bonide Products)                6.250     11/01/2018             5,165,229
-------------------------------------------------------------------------------------------------------------
       875,000 Oneida County IDA (Mobile Climate Control)         8.000     11/01/2008               900,454
-------------------------------------------------------------------------------------------------------------
     2,825,000 Oneida County IDA (Mobile Climate Control)         8.750     11/01/2018             2,931,107
-------------------------------------------------------------------------------------------------------------
       450,000 Oneida County IDA
               (Mohawk Valley Handicapped Services)               5.300     03/15/2019               465,462
-------------------------------------------------------------------------------------------------------------
       740,000 Oneida County IDA
               (Mohawk Valley Handicapped Services)               5.350     03/15/2029               754,208
-------------------------------------------------------------------------------------------------------------
     1,190,000 Oneida County IDA (Presbyterian Home)              5.250     03/01/2019             1,243,193
-------------------------------------------------------------------------------------------------------------
     1,015,000 Oneida County IDA (Presbyterian Home)              6.100     06/01/2020             1,109,263
-------------------------------------------------------------------------------------------------------------
     4,000,000 Onondaga County IDA (Air Cargo)                    6.125     01/01/2032             4,079,320
-------------------------------------------------------------------------------------------------------------
     2,000,000 Onondaga County IDA (Air Cargo)                    7.250     01/01/2032             2,048,200
-------------------------------------------------------------------------------------------------------------
    85,750,000 Onondaga County IDA (Coltec Industries)            7.000     05/01/2015            74,775,715
-------------------------------------------------------------------------------------------------------------
       515,000 Onondaga County IDA (Coltec Industries)            7.250     06/01/2008               524,708
-------------------------------------------------------------------------------------------------------------
       770,000 Onondaga County IDA (Coltec Industries)            9.875     10/01/2010               804,342
-------------------------------------------------------------------------------------------------------------
     1,595,000 Onondaga County IDA (Community General Hospital)   5.500     11/01/2018             1,228,517
-------------------------------------------------------------------------------------------------------------
     8,345,000 Onondaga County IDA (Community General Hospital)   6.625     01/01/2018             7,273,669
-------------------------------------------------------------------------------------------------------------
        30,000 Onondaga County IDA (Gear Motion)                  8.900     12/15/2011                30,281
-------------------------------------------------------------------------------------------------------------
     4,200,000 Onondaga County IDA (Le Moyne College)             5.625     12/01/2021             4,461,576
-------------------------------------------------------------------------------------------------------------
    11,500,000 Onondaga County IDA (Solvay Paperboard)            6.800     11/01/2014            11,941,600
-------------------------------------------------------------------------------------------------------------
    67,200,000 Onondaga County IDA (Solvay Paperboard)            7.000     11/01/2030            70,182,336
-------------------------------------------------------------------------------------------------------------
       750,000 Onondaga County IDA (Syracuse Home)                5.200     12/01/2018               779,183
-------------------------------------------------------------------------------------------------------------
    15,505,000 Onondaga County Res Rec                            6.875     05/01/2006            13,960,702
-------------------------------------------------------------------------------------------------------------
       712,000 Ontario County IDA (Ontario Design)                6.500     11/01/2005               716,991
-------------------------------------------------------------------------------------------------------------
       430,000 Orange County IDA (Adult Homes at Erie Station)    7.000     08/01/2021               433,672
-------------------------------------------------------------------------------------------------------------
     2,500,000 Orange County IDA (Arden Hill Life Care Center)    7.000     08/01/2021              2,521,350
-------------------------------------------------------------------------------------------------------------
     2,300,000 Orange County IDA (Arden Hill Life Care Center)    7.000     08/01/2031              2,304,738
-------------------------------------------------------------------------------------------------------------
     2,090,000 Orange County IDA (Arden Hill Life Care Center)   7.000      08/01/2031              2,094,305
-------------------------------------------------------------------------------------------------------------
     2,705,000 Orange County IDA (Glen Arden)                     5.625     01/01/2018             2,424,464
-------------------------------------------------------------------------------------------------------------
     5,590,000 Orange County IDA (Glen Arden)                     5.700     01/01/2028             4,692,861
-------------------------------------------------------------------------------------------------------------
     3,000,000 Orange County IDA
               (Kingston Manufacturing) a                         8.000     11/01/2017             2,426,880
-------------------------------------------------------------------------------------------------------------
       425,000 Orange County IDA
               (Mental Retardation Project)                       7.800     07/01/2011               425,451
-------------------------------------------------------------------------------------------------------------
     1,715,000 Orange County IDA
               (St. Luke's Cornwall Hospital Obligated Group)     5.375     12/01/2021             1,788,299
-------------------------------------------------------------------------------------------------------------
     6,330,000 Orange County IDA
               (St. Luke's Cornwall Hospital Obligated Group)     5.375     12/01/2026             6,547,182
-------------------------------------------------------------------------------------------------------------
     2,235,000 Orange County IDA
               (St. Luke's Cornwall Hospital Obligated Group)     5.375     12/01/2026             2,311,683
-------------------------------------------------------------------------------------------------------------
     7,920,000 Orange County IDA (Tuxedo Place) a                 7.000     08/01/2032             6,371,561


28  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $   2,500,000 Orange County IDA (Tuxedo Place) a                 7.000%    08/01/2033       $     2,010,725
-------------------------------------------------------------------------------------------------------------
     2,755,000 Oswego County IDA (Bishop's Common)                5.375     02/01/2049             2,899,169
-------------------------------------------------------------------------------------------------------------
     3,260,000 Oswego County IDA (Seneca Hill Manor)              5.650     08/01/2037             3,476,594
-------------------------------------------------------------------------------------------------------------
     5,700,000 Otsego County IDA (Hartwick College)               5.900     07/01/2022             5,954,790
-------------------------------------------------------------------------------------------------------------
     2,970,000 Otsego County IDA (Mary Imogene
               Bassett Hospital)                                  5.350     11/01/2020             3,154,348
-------------------------------------------------------------------------------------------------------------
    11,400,000 Peekskill IDA (Drum Hill)                          6.375     10/01/2028            10,226,142
-------------------------------------------------------------------------------------------------------------
       692,716 Peekskill IDA (Karta)                              9.000     07/01/2010               700,585
-------------------------------------------------------------------------------------------------------------
     5,675,000 Port Authority NY/NJ (Continental Airlines)        9.000     12/01/2006             5,748,208
-------------------------------------------------------------------------------------------------------------
     1,360,000 Port Authority NY/NJ (Continental Airlines)        9.000     12/01/2010             1,377,544
-------------------------------------------------------------------------------------------------------------
    50,460,000 Port Authority NY/NJ (Continental Airlines)        9.125     12/01/2015            51,110,934
-------------------------------------------------------------------------------------------------------------
        10,000 Port Authority NY/NJ (JFK International
               Air Terminal)                                      5.750     12/01/2025                10,856
-------------------------------------------------------------------------------------------------------------
       285,000 Port Authority NY/NJ (KIAC)                        6.750     10/01/2011               300,051
-------------------------------------------------------------------------------------------------------------
    15,290,000 Port Authority NY/NJ (KIAC)                        6.750     10/01/2019            15,791,359
-------------------------------------------------------------------------------------------------------------
     2,755,000 Poughkeepsie IDA
               (Eastman & Bixby Redevelopment Corp.)              6.000     08/01/2032             2,968,430
-------------------------------------------------------------------------------------------------------------
     1,990,000 Putnam County IDA (Brewster Plastics)              8.500     12/01/2016             2,082,495
-------------------------------------------------------------------------------------------------------------
     6,365,000 Rensselaer County Tobacco Asset
               Securitization Corp.                               5.625     06/01/2035             5,526,857
-------------------------------------------------------------------------------------------------------------
     7,000,000 Rensselaer County Tobacco Asset
               Securitization Corp.                               5.750     06/01/2043             6,138,300
-------------------------------------------------------------------------------------------------------------
         5,000 Rensselaer Hsg. Authority (Renwyck)                7.650     01/01/2011                 5,160
-------------------------------------------------------------------------------------------------------------
    20,000,000 Rensselaer Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                   6.900     06/01/2024            20,547,800
-------------------------------------------------------------------------------------------------------------
     1,785,000 Riverhead IDA (Michael Reilly Design)              8.625     02/01/2012             1,758,082
-------------------------------------------------------------------------------------------------------------
       530,000 Riverhead IDA (Michael Reilly Design)              8.625     02/01/2012               521,880
-------------------------------------------------------------------------------------------------------------
     4,535,000 Riverhead IDA (Michael Reilly Design)              8.875     02/01/2032             4,423,983
-------------------------------------------------------------------------------------------------------------
    15,070,000 Rochester Hsg. Authority
               (Crossroads Apartments)                            7.700     01/01/2017            15,220,700
-------------------------------------------------------------------------------------------------------------
     6,790,000 Rochester Museum & Science Center                  6.125     12/01/2015             6,760,396
-------------------------------------------------------------------------------------------------------------
     1,880,000 Rockland County IDA (Dominican College)            5.900     05/01/2010             1,859,564
-------------------------------------------------------------------------------------------------------------
     5,000,000 Rockland County IDA (Dominican College)            6.250     05/01/2028             4,909,850
-------------------------------------------------------------------------------------------------------------
       740,000 Rockland County Tobacco Asset
               Securitization Corp.                               5.500     08/15/2025               652,169
-------------------------------------------------------------------------------------------------------------
     9,225,000 Rockland County Tobacco Asset
               Securitization Corp.                               5.625     08/15/2035             7,996,784
-------------------------------------------------------------------------------------------------------------
    10,100,000 Rockland County Tobacco Asset
               Securitization Corp.                               5.750     08/15/2043             8,855,175
-------------------------------------------------------------------------------------------------------------
     1,245,000 Saratoga County IDA (ARC)                          8.400     03/01/2013             1,285,052
-------------------------------------------------------------------------------------------------------------
     1,635,000 Schenectady IDA (Schaffer Heights Hsg.)            6.000     11/01/2030             1,772,912
-------------------------------------------------------------------------------------------------------------
     3,335,000 Schenectady Metroplex Devel.
               Authority, Series A                                5.375     12/15/2021             3,478,038
-------------------------------------------------------------------------------------------------------------
       337,000 Schroon Lake Fire District a                       7.250     03/01/2009               337,256
-------------------------------------------------------------------------------------------------------------
       175,000 Scotia Hsg. Authority (Holyrood House)             7.000     06/01/2009               180,843
-------------------------------------------------------------------------------------------------------------
       860,000 SONYMA, Series 24                                  6.125     10/01/2030               886,359
-------------------------------------------------------------------------------------------------------------
     2,450,000 SONYMA, Series 29                                  5.450     04/01/2031             2,538,788
-------------------------------------------------------------------------------------------------------------
        15,000 SONYMA, Series 30-C2                               5.800     10/01/2025                15,360
-------------------------------------------------------------------------------------------------------------
    10,325,000 SONYMA, Series 38 RITES a                         10.859 f   04/01/2025            10,669,545
-------------------------------------------------------------------------------------------------------------
        20,000 SONYMA, Series 40B                                 6.400     10/01/2012                20,673
-------------------------------------------------------------------------------------------------------------
       100,000 SONYMA, Series 54                                  6.100     10/01/2015               106,101
-------------------------------------------------------------------------------------------------------------
        55,000 SONYMA, Series 54                                  6.200     10/01/2026                59,353
-------------------------------------------------------------------------------------------------------------
        45,000 SONYMA, Series 54                                  6.200     10/01/2026                48,561
-------------------------------------------------------------------------------------------------------------
     5,175,000 SONYMA, Series 58                                  6.400     04/01/2027             5,754,755
-------------------------------------------------------------------------------------------------------------
       160,000 SONYMA, Series 60                                  6.000     10/01/2022               169,525


29  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $      15,000 SONYMA, Series 63                                  6.125%    04/01/2027       $        15,920
-------------------------------------------------------------------------------------------------------------
     9,955,000 SONYMA, Series 65                                  5.850     10/01/2028            10,489,285
-------------------------------------------------------------------------------------------------------------
    19,570,000 SONYMA, Series 67                                  5.800     10/01/2028            21,103,897
-------------------------------------------------------------------------------------------------------------
     3,295,000 SONYMA, Series 69                                  5.400     10/01/2019             3,443,769
-------------------------------------------------------------------------------------------------------------
     6,320,000 SONYMA, Series 69                                  5.500     10/01/2028             6,542,590
-------------------------------------------------------------------------------------------------------------
     4,670,000 SONYMA, Series 69 RITES a                          9.757 f   10/01/2028             4,998,908
-------------------------------------------------------------------------------------------------------------
    13,000,000 SONYMA, Series 71                                  5.400     04/01/2029            13,439,920
-------------------------------------------------------------------------------------------------------------
    10,150,000 SONYMA, Series 71 RITES a                          9.557 f   04/01/2029            10,836,952
-------------------------------------------------------------------------------------------------------------
     5,500,000 SONYMA, Series 73 RITES a                         17.511 f   10/01/2028             6,185,190
-------------------------------------------------------------------------------------------------------------
     1,675,000 SONYMA, Series 73-A                                5.300     10/01/2028             1,727,428
-------------------------------------------------------------------------------------------------------------
    10,525,000 SONYMA, Series 79                                  5.300     04/01/2029            10,866,747
-------------------------------------------------------------------------------------------------------------
       165,000 SONYMA, Series 82                                  5.650     04/01/2030               171,834
-------------------------------------------------------------------------------------------------------------
       885,000 SONYMA, Series 88                                  6.250     04/01/2030               958,101
-------------------------------------------------------------------------------------------------------------
     6,035,000 SONYMA, Series 97                                  5.500     04/01/2031             6,277,607
-------------------------------------------------------------------------------------------------------------
       300,000 St. Lawrence County IDA
               (Clarkson University)                              5.125     07/01/2021               310,806
-------------------------------------------------------------------------------------------------------------
     1,315,000 St. Lawrence County IDA
               (Clarkson University)                              5.250     07/01/2031             1,361,485
-------------------------------------------------------------------------------------------------------------
     2,370,000 St. Lawrence County IDA
               (Clarkson University)                              5.500     07/01/2029             2,499,449
-------------------------------------------------------------------------------------------------------------
     2,805,000 St. Lawrence County IDA
               (Hepburn Medical Center)                           5.375     12/01/2019             3,007,689
-------------------------------------------------------------------------------------------------------------
     3,595,000 St. Lawrence County IDA
               (Hepburn Medical Center)                           5.500     12/01/2024             3,825,547
-------------------------------------------------------------------------------------------------------------
       615,000 Suffolk County IDA (ALIA--ACDS)                    7.125     06/01/2017               643,450
-------------------------------------------------------------------------------------------------------------
       425,000 Suffolk County IDA (ALIA--ACLD)                    6.375     06/01/2014               417,979
-------------------------------------------------------------------------------------------------------------
     1,310,000 Suffolk County IDA (ALIA--ACLD)                    6.500     03/01/2018             1,226,972
-------------------------------------------------------------------------------------------------------------
       745,000 Suffolk County IDA (ALIA--ACLD)                    7.500     09/01/2015               795,638
-------------------------------------------------------------------------------------------------------------
       345,000 Suffolk County IDA (ALIA--ADD)                     6.950     12/01/2014               361,584
-------------------------------------------------------------------------------------------------------------
       530,000 Suffolk County IDA (ALIA--ADD)                     7.500     09/01/2015               566,024
-------------------------------------------------------------------------------------------------------------
       560,000 Suffolk County IDA (ALIA--CDD)                     7.125     06/01/2017               585,906
-------------------------------------------------------------------------------------------------------------
     1,595,000 Suffolk County IDA (ALIA--DDI) a                   6.375     06/01/2014             1,606,325
-------------------------------------------------------------------------------------------------------------
       300,000 Suffolk County IDA (ALIA--DDI) a                   6.950     12/01/2014               314,421
-------------------------------------------------------------------------------------------------------------
       100,000 Suffolk County IDA (ALIA--DDI) a                   7.500     09/01/2015                89,244
-------------------------------------------------------------------------------------------------------------
       880,000 Suffolk County IDA (ALIA--FREE)                    6.375     06/01/2014               886,248
-------------------------------------------------------------------------------------------------------------
     2,140,000 Suffolk County IDA (ALIA--FREE)                    6.950     12/01/2014             2,242,870
-------------------------------------------------------------------------------------------------------------
     4,865,000 Suffolk County IDA (ALIA--FREE)                    7.125     06/01/2017             5,090,055
-------------------------------------------------------------------------------------------------------------
       710,000 Suffolk County IDA (ALIA--IGHL)                    6.375     06/01/2014               698,271
-------------------------------------------------------------------------------------------------------------
       730,000 Suffolk County IDA (ALIA--IGHL)                    6.950     12/01/2014               765,091
-------------------------------------------------------------------------------------------------------------
     1,295,000 Suffolk County IDA (ALIA--IGHL)                    7.125     06/01/2017             1,354,907
-------------------------------------------------------------------------------------------------------------
       320,000 Suffolk County IDA (ALIA--IGHL)                    7.500     09/01/2015               341,750
-------------------------------------------------------------------------------------------------------------
       445,000 Suffolk County IDA
               (ALIA--L.I. Head Injury Association)               6.375     06/01/2014               437,649
-------------------------------------------------------------------------------------------------------------
       870,000 Suffolk County IDA
               (ALIA--L.I. Head Injury Association)               6.950     12/01/2014               908,654
-------------------------------------------------------------------------------------------------------------
       315,000 Suffolk County IDA
               (ALIA--L.I. Head Injury Association)               7.500     09/01/2015               336,411
-------------------------------------------------------------------------------------------------------------
       735,000 Suffolk County IDA (ALIA--MCH)                     6.375     06/01/2014               722,858
-------------------------------------------------------------------------------------------------------------
     1,830,000 Suffolk County IDA (ALIA--MCH)                     6.950     12/01/2014             1,912,643
-------------------------------------------------------------------------------------------------------------
     1,580,000 Suffolk County IDA (ALIA--MCH)                     7.125     06/01/2017             1,653,091
-------------------------------------------------------------------------------------------------------------
       805,000 Suffolk County IDA (ALIA--NYS ARC)                 7.500     09/01/2015               859,716



30  |  ROCHESTER FUND MUNICIPALS

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $     505,000 Suffolk County IDA (ALIA--
               Pederson-Krag Center)                              8.375%    06/01/2016       $       529,548
-------------------------------------------------------------------------------------------------------------
       600,000 Suffolk County IDA (ALIA--SMCFS)                   7.500     09/01/2015               640,782
-------------------------------------------------------------------------------------------------------------
       770,000 Suffolk County IDA (ALIA--Suffolk Hostels)         7.500     09/01/2015               822,337
-------------------------------------------------------------------------------------------------------------
       315,000 Suffolk County IDA (ALIA--UCPAGS)                  6.375     06/01/2014               309,796
-------------------------------------------------------------------------------------------------------------
     1,265,000 Suffolk County IDA (ALIA--UCPAGS)                  6.950     12/01/2014             1,321,204
-------------------------------------------------------------------------------------------------------------
       935,000 Suffolk County IDA (ALIA--UCPAGS)                  7.000     06/01/2016               971,044
-------------------------------------------------------------------------------------------------------------
       525,000 Suffolk County IDA (ALIA--UCPAGS)                  7.500     09/01/2015               560,684
-------------------------------------------------------------------------------------------------------------
       450,000 Suffolk County IDA (ALIA--WORCA)                   6.950     12/01/2014               469,994
-------------------------------------------------------------------------------------------------------------
       995,000 Suffolk County IDA (ALIA--WORCA)                   7.125     06/01/2017             1,041,029
-------------------------------------------------------------------------------------------------------------
       635,000 Suffolk County IDA (ALIA--WORCA)                   7.500     09/01/2015               678,161
-------------------------------------------------------------------------------------------------------------
     7,293,119 Suffolk County IDA (Camelot Village) b,d           7.900     11/01/2031             3,666,032
-------------------------------------------------------------------------------------------------------------
       310,000 Suffolk County IDA (CCSSVD)                        7.000     04/01/2010               327,639
-------------------------------------------------------------------------------------------------------------
     2,595,000 Suffolk County IDA (CCSSVD)                        8.000     04/01/2030             2,769,021
-------------------------------------------------------------------------------------------------------------
       960,000 Suffolk County IDA (DDI) a                         6.250     03/01/2009               927,168
-------------------------------------------------------------------------------------------------------------
     5,025,000 Suffolk County IDA (DDI) a                         7.250     03/01/2024             4,829,528
-------------------------------------------------------------------------------------------------------------
     9,275,000 Suffolk County IDA (DDI) a                         8.750     03/01/2023             9,529,042
-------------------------------------------------------------------------------------------------------------
     2,605,000 Suffolk County IDA (Dowling College)               6.625     06/01/2024             2,598,956
-------------------------------------------------------------------------------------------------------------
     3,240,000 Suffolk County IDA (Dowling College)               6.700     12/01/2020             3,255,066
-------------------------------------------------------------------------------------------------------------
       255,000 Suffolk County IDA (Federation
               of Organizations)                                  7.625     04/01/2010               260,276
-------------------------------------------------------------------------------------------------------------
     2,195,000 Suffolk County IDA (Federation
               of Organizations)                                  8.125     04/01/2030             2,293,951
-------------------------------------------------------------------------------------------------------------
     3,860,000 Suffolk County IDA (Huntington
               First Aid Squad)                                   6.650     11/01/2017             3,911,840
-------------------------------------------------------------------------------------------------------------
     3,250,000 Suffolk County IDA (Jefferson's Ferry)             6.125     11/01/2029             3,258,060
-------------------------------------------------------------------------------------------------------------
     6,500,000 Suffolk County IDA (Jefferson's Ferry)             7.200     11/01/2019             6,895,720
-------------------------------------------------------------------------------------------------------------
    10,000,000 Suffolk County IDA (Jefferson's Ferry)             7.250     11/01/2028            10,600,900
-------------------------------------------------------------------------------------------------------------
     3,500,000 Suffolk County IDA
               (Nissequogue Cogeneration Partners)                5.300     01/01/2013             3,400,845
-------------------------------------------------------------------------------------------------------------
     7,485,000 Suffolk County IDA
               (Nissequogue Cogeneration Partners)                5.500     01/01/2023             6,997,053
-------------------------------------------------------------------------------------------------------------
       715,000 Suffolk County IDA (OBPWC)                         7.500     11/01/2022               727,577
-------------------------------------------------------------------------------------------------------------
     1,600,000 Suffolk County IDA
               (Peconic Landing Retirement Home)                  8.000     10/01/2030             1,611,104
-------------------------------------------------------------------------------------------------------------
       295,000 Suffolk County IDA (Pederson-Krag Center)          7.625     04/01/2010               306,629
-------------------------------------------------------------------------------------------------------------
     2,545,000 Suffolk County IDA (Pederson-Krag Center)          8.125     04/01/2030             2,659,729
-------------------------------------------------------------------------------------------------------------
       210,000 Suffolk County IDA (Rainbow Chimes)                7.000     05/01/2007               201,676
-------------------------------------------------------------------------------------------------------------
     2,210,000 Suffolk County IDA (Rainbow Chimes)                8.000     11/01/2024             2,150,330
-------------------------------------------------------------------------------------------------------------
     1,670,000 Suffolk County IDA (Rimland Facilities) a          3.188 v   12/01/2009             1,667,161
-------------------------------------------------------------------------------------------------------------
     5,635,000 Suffolk County IDA (United Cerebral Palsy)         7.875     09/01/2041             5,685,321
-------------------------------------------------------------------------------------------------------------
     1,620,000 Suffolk County IDA (Windmill Village)              5.700     12/01/2026             1,713,895
-------------------------------------------------------------------------------------------------------------
     1,305,000 Suffolk County IDA (Windmill Village)              5.750     12/01/2031             1,386,315
-------------------------------------------------------------------------------------------------------------
     1,065,000 Suffolk County IDA (Wireless
               Boulevard Realty)                                  7.875     12/01/2012             1,107,611
-------------------------------------------------------------------------------------------------------------
     4,005,000 Suffolk County IDA (Wireless
               Boulevard Realty)                                  8.625     12/01/2026             4,227,278
-------------------------------------------------------------------------------------------------------------
     3,035,000 Sullivan County IDA (Center
               Discovery Civic Facility)                          7.250     02/01/2012             3,067,869
-------------------------------------------------------------------------------------------------------------
     9,965,000 Sullivan County IDA (Center
               Discovery Civic Facility)                          7.750     02/01/2027            10,087,171
-------------------------------------------------------------------------------------------------------------
     8,725,000 Sullivan County IDA (SCCC Dorm
               Corp. Civic Facility)                              7.250     06/01/2027             8,775,431
-------------------------------------------------------------------------------------------------------------
     2,615,000 Sunnybrook EHC                                    11.250     12/01/2014             2,756,759



31  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                  Market Value
        Amount                                                   Coupon       Maturity            See Note 1
-------------------------------------------------------------------------------------------------------------
 New York Continued
 $     460,000 Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                   7.375%    11/01/2008       $       465,437
-------------------------------------------------------------------------------------------------------------
     6,995,000 Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                   8.500     11/01/2031             7,195,057
-------------------------------------------------------------------------------------------------------------
     6,590,000 Syracuse Hsg. Authority (LRRHCF)                   5.800     08/01/2037             7,136,970
-------------------------------------------------------------------------------------------------------------
       550,000 Syracuse Hsg. Authority (LRRHCF)                   7.500     08/01/2010               557,909
-------------------------------------------------------------------------------------------------------------
     2,435,000 Syracuse Hsg. Authority (Pavilion on James)        7.500     11/01/2042             2,442,597
-------------------------------------------------------------------------------------------------------------
       325,000 Syracuse IDA (Anoplate Corp.)                      7.250     11/01/2007               328,029
-------------------------------------------------------------------------------------------------------------
     2,195,000 Syracuse IDA (Anoplate Corp.)                      8.000     11/01/2022             2,241,710
-------------------------------------------------------------------------------------------------------------
     1,000,000 Syracuse IDA (Crouse Irving
               Health Hospital) a                                 5.375     01/01/2023               517,750
-------------------------------------------------------------------------------------------------------------
    23,515,000 Syracuse IDA (James Square)                        0.000 z   08/01/2025             5,817,846
-------------------------------------------------------------------------------------------------------------
       725,000 Syracuse IDA (Jewish Home of Central NY)           7.375     03/01/2021               755,131
-------------------------------------------------------------------------------------------------------------
     2,050,000 Syracuse IDA (Jewish Home of Central NY)           7.375     03/01/2031             2,120,520
-------------------------------------------------------------------------------------------------------------
     8,085,000 Syracuse IDA (Spectrum
               Medsystems Corp.) a,b,d                            8.500     11/01/2010             5,800,988
-------------------------------------------------------------------------------------------------------------
     3,750,000 Tompkins County IDA (Ithacare Center)              6.200     02/01/2037             4,272,788
-------------------------------------------------------------------------------------------------------------
     2,790,000 Tompkins County IDA (Kendall at Ithaca)            7.875     06/01/2015             2,914,462
-------------------------------------------------------------------------------------------------------------
     5,760,000 Tompkins County IDA (Kendall at Ithaca)            7.875     06/01/2024             6,016,954
-------------------------------------------------------------------------------------------------------------
       140,000 Tompkins Healthcare Corp.
               (Reconstruction Home)                             10.800     02/01/2007               160,283
-------------------------------------------------------------------------------------------------------------
        75,000 Tompkins Healthcare Corp.
               (Reconstruction Home)                             10.800     02/01/2028                86,936
-------------------------------------------------------------------------------------------------------------
       680,000 Tonawanda SCHC                                     6.500     12/01/2010               676,403
-------------------------------------------------------------------------------------------------------------
    10,000,000 Triborough Bridge & Tunnel Authority               5.000     01/01/2032            10,367,900
-------------------------------------------------------------------------------------------------------------
    10,050,000 Triborough Bridge & Tunnel Authority               5.125     01/01/2031            10,529,486
-------------------------------------------------------------------------------------------------------------
     8,265,000 Triborough Bridge & Tunnel
               Authority RITES a                                 16.300 f   01/01/2027             9,552,522
-------------------------------------------------------------------------------------------------------------
     4,190,000 Triborough Bridge & Tunnel
               Authority RITES a                                 16.359 f   01/01/2032             4,890,903
-------------------------------------------------------------------------------------------------------------
       200,000 TSASC, Inc. (TFABs)                                5.600     07/15/2014               198,274
-------------------------------------------------------------------------------------------------------------
    12,875,000 TSASC, Inc. (TFABs)                                5.750     07/15/2032            11,436,219
-------------------------------------------------------------------------------------------------------------
       130,000 TSASC, Inc. (TFABs)                                6.250     07/15/2027               124,383
-------------------------------------------------------------------------------------------------------------
    23,315,000 TSASC, Inc. (TFABs)                                6.250     07/15/2034            22,298,466
-------------------------------------------------------------------------------------------------------------
     4,725,000 TSASC, Inc. (TFABs)                                6.375     07/15/2039             4,591,235
-------------------------------------------------------------------------------------------------------------
     9,580,000 TSASC, Inc. (TFABs) Fixed Receipt                  6.225     07/15/2034             9,308,886
-------------------------------------------------------------------------------------------------------------
    24,700,000 TSASC, Inc. (TFABs) Fixed Receipt                  6.350     07/15/2039            23,623,080
-------------------------------------------------------------------------------------------------------------
     9,575,000 TSASC, Inc. (TFABs) RITES a                       20.723 f   07/15/2034             8,491,110
-------------------------------------------------------------------------------------------------------------
    24,700,000 TSASC, Inc. (TFABs) RITES a                       21.223 f   07/15/2039            20,392,814
-------------------------------------------------------------------------------------------------------------
        50,000 Tupper Lake HDC                                    8.125     10/01/2010                50,619
-------------------------------------------------------------------------------------------------------------
       995,000 UCP/HCA of Chemung County                          6.600     08/01/2022             1,146,787
-------------------------------------------------------------------------------------------------------------
       725,000 Ulster County IDA (Benedictine Hospital)           6.400     06/01/2014               710,101
-------------------------------------------------------------------------------------------------------------
     1,945,000 Ulster County IDA (Benedictine Hospital)           6.450     06/01/2024             1,820,189
-------------------------------------------------------------------------------------------------------------
     1,880,000 Ulster County IDA (Brooklyn Bottling)              8.600     06/30/2022             1,919,123
-------------------------------------------------------------------------------------------------------------
     4,000,000 Ulster County IDA (Kingston Hospital)              5.650     11/15/2024             4,123,720
-------------------------------------------------------------------------------------------------------------
     1,465,000 Ulster County IDA
               (Mid-Hudson Family Health Services)                5.350     07/01/2023             1,531,614
-------------------------------------------------------------------------------------------------------------
     2,000,000 Ulster County Tobacco Asset
               Securitization Corp.                               0.000 v   06/01/2025             1,829,900
-------------------------------------------------------------------------------------------------------------
     1,635,000 Ulster County Tobacco Asset
               Securitization Corp.                               0.000 v   06/01/2040             1,018,883
-------------------------------------------------------------------------------------------------------------
       815,000 Ulster County Tobacco Asset
               Securitization Corp.                               6.000     06/01/2040               734,119
-------------------------------------------------------------------------------------------------------------
       220,000 Ulster County Tobacco Asset
               Securitization Corp.                               6.750     06/01/2030               220,304
-------------------------------------------------------------------------------------------------------------
     2,470,000 Union Hsg. Authority (Methodist Homes)             7.625     11/01/2016             2,560,501




32  |  ROCHESTER FUND MUNICIPALS


     Principal                                                                                           Market Value
        Amount                                                   Coupon             Maturity               See Note 1
---------------------------------------------------------------------------------------------------------------------
 New York Continued
   $ 1,875,000 Union Hsg. Authority (Methodist Homes)             8.500%          04/01/2012              $ 1,940,288
---------------------------------------------------------------------------------------------------------------------
       795,000 United Nations Devel. Corp., Series B              5.500           07/01/2017                  795,588
---------------------------------------------------------------------------------------------------------------------
    20,280,000 United Nations Devel. Corp., Series B              5.600           07/01/2026               20,297,238
---------------------------------------------------------------------------------------------------------------------
    17,150,000 United Nations Devel. Corp., Series C              5.600           07/01/2026               17,158,575
---------------------------------------------------------------------------------------------------------------------
       500,000 Utica GO                                           6.100           01/15/2013                  566,505
---------------------------------------------------------------------------------------------------------------------
     3,550,000 Utica IDA (Utica College Civic Facility)           6.850           12/01/2031                3,609,179
---------------------------------------------------------------------------------------------------------------------
       950,000 Vigilant EHL (Thomaston
               Volunteer Fire Dept.)                              7.500           11/01/2012                  959,092
---------------------------------------------------------------------------------------------------------------------
     8,440,000 Warren & Washington Counties IDA
               (Adirondack Res Rec)                               8.000           12/15/2012                7,554,475
---------------------------------------------------------------------------------------------------------------------
     8,645,000 Warren & Washington Counties IDA
               (Adirondack Res Rec)                               8.200           12/15/2010                7,943,545
---------------------------------------------------------------------------------------------------------------------
     8,965,000 Warren & Washington Counties IDA
               (Adirondack Res Rec)                               8.200           12/15/2010                8,253,089
---------------------------------------------------------------------------------------------------------------------
       100,000 Watervliet EHC                                     8.000           11/15/2003                  100,312
---------------------------------------------------------------------------------------------------------------------
        95,000 Watervliet EHC                                     8.000           11/15/2004                   95,305
---------------------------------------------------------------------------------------------------------------------
        95,000 Watervliet EHC                                     8.000           11/15/2005                   95,233
---------------------------------------------------------------------------------------------------------------------
       100,000 Watervliet EHC                                     8.000           11/15/2006                  100,245
---------------------------------------------------------------------------------------------------------------------
       100,000 Watervliet EHC                                     8.000           11/15/2007                  100,240
---------------------------------------------------------------------------------------------------------------------
       100,000 Watervliet EHC                                     8.000           11/15/2008                  100,240
---------------------------------------------------------------------------------------------------------------------
       100,000 Watervliet EHC                                     8.000           11/15/2009                  100,240
---------------------------------------------------------------------------------------------------------------------
     2,925,000 Wayne County IDA (ARC)                             8.375           03/01/2018                2,986,250
---------------------------------------------------------------------------------------------------------------------
     7,195,000 Westchester County IDA (Ardsley Hsg.)              7.900           11/01/2044                7,190,323
---------------------------------------------------------------------------------------------------------------------
     3,145,000 Westchester County IDA (Ardsley Hsg.)              7.900           11/01/2044                3,206,013
---------------------------------------------------------------------------------------------------------------------
     6,330,000 Westchester County IDA (Ardsley Hsg.)              7.900           11/01/2044                6,452,802
---------------------------------------------------------------------------------------------------------------------
    10,295,000 Westchester County IDA (Ardsley Hsg.) w            7.900           11/01/2044               10,494,723
---------------------------------------------------------------------------------------------------------------------
     6,625,000 Westchester County IDA (Ardsley Hsg.) w            7.900           11/01/2044                6,753,525
---------------------------------------------------------------------------------------------------------------------
     6,860,000 Westchester County IDA (Ardsley Hsg.) w            7.900           11/01/2044                6,993,084
---------------------------------------------------------------------------------------------------------------------
     3,735,000 Westchester County IDA (Ardsley Hsg.) w            7.900           11/01/2044                3,807,459
---------------------------------------------------------------------------------------------------------------------
     5,815,000 Westchester County IDA (Ardsley Hsg.) w            7.900           11/01/2044                5,927,811
---------------------------------------------------------------------------------------------------------------------
     1,870,000 Westchester County IDA
               (Beth Abraham Hospital)                            8.375           12/01/2025                1,980,611
---------------------------------------------------------------------------------------------------------------------
     4,720,000 Westchester County IDA (Childrens Village)         6.000           06/01/2022                4,759,223
---------------------------------------------------------------------------------------------------------------------
     1,101,600 Westchester County IDA (Clearview School)          9.375           01/01/2021                1,143,152
---------------------------------------------------------------------------------------------------------------------
     2,000,000 Westchester County IDA
               (Hebrew Hospital Senior Hsg.)                      7.375           07/01/2030                2,123,600
---------------------------------------------------------------------------------------------------------------------
     2,220,000 Westchester County IDA (JBFS)                      6.750           12/15/2012                2,241,689
---------------------------------------------------------------------------------------------------------------------
     1,560,000 Westchester County IDA (JDAM)                      6.750           04/01/2016                1,656,892
---------------------------------------------------------------------------------------------------------------------
     3,250,000 Westchester County IDA (Lawrence Hospital)         5.000           01/01/2028                3,158,350
---------------------------------------------------------------------------------------------------------------------
       800,000 Westchester County IDA (Lawrence Hospital)         5.125           01/01/2018                  813,704
---------------------------------------------------------------------------------------------------------------------
     1,275,000 Westchester County IDA
               (Living Independently for the Elderly)             5.375           08/20/2021                1,358,003
---------------------------------------------------------------------------------------------------------------------
     3,035,000 Westchester County IDA
               (Living Independently for the Elderly)             5.400           08/20/2032                3,205,871
---------------------------------------------------------------------------------------------------------------------
     1,675,000 Westchester County IDA
               (Rippowam-Cisqua School)                           5.750           06/01/2029                1,726,975
---------------------------------------------------------------------------------------------------------------------
        85,000 Westchester County IDA
               (Westchester Airport)                              5.950           08/01/2024                   86,148
---------------------------------------------------------------------------------------------------------------------
     2,500,000 Westchester County IDA (Winward School)            5.250           10/01/2031                2,623,850
---------------------------------------------------------------------------------------------------------------------
    76,375,000 Westchester County Tobacco
               Asset Securitization Corp.                         0.000 v         07/15/2039               52,472,680

            33  |  ROCHESTER FUND MUNICIPALS

 STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                           Market Value
        Amount                                                   Coupon             Maturity               See Note 1
---------------------------------------------------------------------------------------------------------------------
 New York Continued
   $24,110,000 Westchester County Tobacco Asset
               Securitization Corp.                               6.750%          07/15/2029           $   24,143,031
---------------------------------------------------------------------------------------------------------------------
     1,635,000 Yates County IDA (Keuka College)                   8.750           08/01/2015                2,087,617
---------------------------------------------------------------------------------------------------------------------
       815,000 Yates County IDA (Keuka College)                   9.000           08/01/2011                  844,658
---------------------------------------------------------------------------------------------------------------------
     3,825,000 Yates County IDA (SSMH)                            5.650           02/01/2039                4,125,110
---------------------------------------------------------------------------------------------------------------------
    15,175,000 Yonkers IDA (Community Devel. Properties)          6.625           02/01/2026               16,362,747
---------------------------------------------------------------------------------------------------------------------
     4,685,000 Yonkers IDA (Hudson Scenic Studio)                 6.625           11/01/2019                4,418,705
---------------------------------------------------------------------------------------------------------------------
     1,590,000 Yonkers IDA (Philipsburgh Hall Associates)         7.500           11/01/2030                1,611,020
---------------------------------------------------------------------------------------------------------------------
     2,500,000 Yonkers IDA (St. John's Riverside Hospital)        7.125           07/01/2031                2,537,750
---------------------------------------------------------------------------------------------------------------------
       205,000 Yonkers IDA (St. Joseph's Hospital)                7.500           12/30/2003                  205,615
---------------------------------------------------------------------------------------------------------------------
     3,270,000 Yonkers IDA (St. Joseph's Hospital)                8.500           12/30/2013                3,385,169
---------------------------------------------------------------------------------------------------------------------
     2,200,000 Yonkers IDA (St. Joseph's Hospital),
               Series 98-A                                        6.150           03/01/2015                1,781,494
---------------------------------------------------------------------------------------------------------------------
     2,100,000 Yonkers IDA (St. Joseph's Hospital),
               Series 98-B                                        6.150           03/01/2015                1,700,517
---------------------------------------------------------------------------------------------------------------------
     1,000,000 Yonkers IDA (St. Joseph's Hospital),
               Series 98-C                                        6.200           03/01/2020                  770,560
---------------------------------------------------------------------------------------------------------------------
        70,000 Yonkers IDA (Westchester School)                   7.375           12/30/2003                   70,126
---------------------------------------------------------------------------------------------------------------------
     3,375,000 Yonkers IDA (Westchester School)                   8.750           12/30/2023                3,567,105
---------------------------------------------------------------------------------------------------------------------
       800,000 Yonkers Parking Authority                          6.000           06/15/2018                  850,624
---------------------------------------------------------------------------------------------------------------------
     1,215,000 Yonkers Parking Authority                          6.000           06/15/2024                1,266,006
---------------------------------------------------------------------------------------------------------------------
       290,000 Yonkers Parking Authority                          7.750           12/01/2004                  297,407
                                                                                                        -------------
                                                                                                        5,155,963,347

---------------------------------------------------------------------------------------------------------------------
 Other States--0.2%
     8,730,000 Lake Charles, LA Harbor & Terminal District
               Port Facilities (Duke Energy Corp.)                7.750           08/15/2022                9,080,946
---------------------------------------------------------------------------------------------------------------------
     2,483,695 Robbins, IL Res Rec (Robbins Res
               Rec Partners) a                                    7.250           10/15/2009                1,791,141
                                                                                                        -------------
                                                                                                           10,872,087

---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--11.1%
       499,999 American Samoa Power Authority                     6.950           09/01/2003                  504,165
---------------------------------------------------------------------------------------------------------------------
       500,000 American Samoa Power Authority                     7.000           09/01/2004                  528,805
---------------------------------------------------------------------------------------------------------------------
     4,225,000 Guam Airport Authority, Series A                   6.500           10/01/2023                4,324,076
---------------------------------------------------------------------------------------------------------------------
     3,675,000 Guam Airport Authority, Series B                   6.600           10/01/2010                3,765,772
---------------------------------------------------------------------------------------------------------------------
    65,750,000 Guam Airport Authority, Series B                   6.700           10/01/2023               67,477,910
---------------------------------------------------------------------------------------------------------------------
     2,480,000 Guam EDA (Royal Socio Apartments)                  9.500           11/01/2018                2,495,723
---------------------------------------------------------------------------------------------------------------------
       290,000 Guam Power Authority, Series A                     5.250           10/01/2023                  291,392
---------------------------------------------------------------------------------------------------------------------
    20,000,000 Guam Power Authority, Series A                     5.250           10/01/2034               20,091,600
---------------------------------------------------------------------------------------------------------------------
     1,000,000 Northern Mariana Islands, Series A                 6.000           06/01/2020                1,072,640
---------------------------------------------------------------------------------------------------------------------
     8,155,000 Northern Mariana Islands, Series A                 6.250           03/15/2028                8,501,669
---------------------------------------------------------------------------------------------------------------------
    19,685,000 Northern Mariana Islands, Series A                 6.600           03/15/2028               21,717,476
---------------------------------------------------------------------------------------------------------------------
    10,000,000 Northern Mariana Islands, Series A                 7.375           06/01/2030               10,396,100
---------------------------------------------------------------------------------------------------------------------
     2,530,000 Puerto Rico Electric Power Authority, Series DD    5.000           07/01/2028                2,568,507
---------------------------------------------------------------------------------------------------------------------
       450,129 Puerto Rico Family Dept.
               Furniture Lease a,d                                8.000           08/18/2003                  450,052
---------------------------------------------------------------------------------------------------------------------
     1,800,989 Puerto Rico Family Dept.
               Furniture Lease a,d                               12.725           08/12/2003                1,806,122
---------------------------------------------------------------------------------------------------------------------
       750,000 Puerto Rico HBFA                                   6.250           04/01/2029                  781,417
---------------------------------------------------------------------------------------------------------------------
     2,200,000 Puerto Rico HFC                                    5.500           12/01/2023                2,315,170
---------------------------------------------------------------------------------------------------------------------
        10,000 Puerto Rico HFC                                    7.300           10/01/2006                   10,033
---------------------------------------------------------------------------------------------------------------------
       155,000 Puerto Rico HFC                                    7.500           10/01/2015                  155,290

            34  |  ROCHESTER FUND MUNICIPALS


     Principal                                                                                           Market Value
        Amount                                                   Coupon             Maturity               See Note 1
---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions Continued
   $ 3,830,000 Puerto Rico HFC                                    7.500%          04/01/2022           $    3,883,620
---------------------------------------------------------------------------------------------------------------------
       750,000 Puerto Rico Highway &
               Transportation Authority                           5.750           07/01/2020                  829,620
---------------------------------------------------------------------------------------------------------------------
    37,190,000 Puerto Rico Highway &
               Transportation Authority, Series G                 5.000           07/01/2033               37,968,015
---------------------------------------------------------------------------------------------------------------------
    65,000,000 Puerto Rico Highway &
               Transportation Authority, Series G                 5.000           07/01/2042               66,038,700
---------------------------------------------------------------------------------------------------------------------
     7,280,000 Puerto Rico Highway &
               Transportation Authority, Series H                 5.000           07/01/2035                7,426,474
---------------------------------------------------------------------------------------------------------------------
       575,000 Puerto Rico Infrastructure                         7.500           07/01/2009                  587,564
---------------------------------------------------------------------------------------------------------------------
     1,080,000 Puerto Rico ITEMECF (Ana G.
               Mendez University)                                 5.375           02/01/2019                1,125,090
---------------------------------------------------------------------------------------------------------------------
     1,575,000 Puerto Rico ITEMECF (Ana G.
               Mendez University)                                 5.375           12/01/2021                1,647,844
---------------------------------------------------------------------------------------------------------------------
     5,750,000 Puerto Rico ITEMECF (Ana G.
               Mendez University)                                 5.375           02/01/2029                5,882,653
---------------------------------------------------------------------------------------------------------------------
     2,750,000 Puerto Rico ITEMECF (Ana G.
               Mendez University)                                 5.500           12/01/2031                2,854,830
---------------------------------------------------------------------------------------------------------------------
    42,800,000 Puerto Rico ITEMECF
               (Congeneration Facilities)                         6.625           06/01/2026               45,119,760
---------------------------------------------------------------------------------------------------------------------
     3,685,000 Puerto Rico ITEMECF (Mennonite
               General Hospital)                                  5.625           07/01/2017                3,347,380
---------------------------------------------------------------------------------------------------------------------
       985,000 Puerto Rico ITEMECF (Mennonite
               General Hospital)                                  5.625           07/01/2027                  839,732
---------------------------------------------------------------------------------------------------------------------
     8,735,000 Puerto Rico ITEMECF (Mennonite
               General Hospital)                                  6.500           07/01/2018                8,506,929
---------------------------------------------------------------------------------------------------------------------
    12,340,000 Puerto Rico ITEMECF (Mennonite
               General Hospital)                                  6.500           07/01/2026               11,666,483
---------------------------------------------------------------------------------------------------------------------
       375,000 Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)            5.500           08/01/2024                  383,940
---------------------------------------------------------------------------------------------------------------------
        35,000 Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)            5.700           08/01/2013                   35,840
---------------------------------------------------------------------------------------------------------------------
       920,000 Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)            6.500           08/01/2024                  992,634
---------------------------------------------------------------------------------------------------------------------
       750,000 Puerto Rico ITEMECF (Ryder
               Memorial Hospital)                                 6.400           05/01/2009                  771,788
---------------------------------------------------------------------------------------------------------------------
     2,450,000 Puerto Rico ITEMECF (Ryder
               Memorial Hospital)                                 6.600           05/01/2014                2,495,276
---------------------------------------------------------------------------------------------------------------------
     5,250,000 Puerto Rico ITEMECF (Ryder
               Memorial Hospital)                                 6.700           05/01/2024                5,276,198
---------------------------------------------------------------------------------------------------------------------
     7,000,000 Puerto Rico ITEMECF
               (San Lucas & Cristo Redentor Hospitals)            5.750           06/01/2029                5,440,260
---------------------------------------------------------------------------------------------------------------------
       500,000 Puerto Rico ITEMECF (University of
               the Sacred Heart)                                  5.250           09/01/2021                  518,960
---------------------------------------------------------------------------------------------------------------------
     8,000,000 Puerto Rico ITEMECF (University of
               the Sacred Heart)                                  5.250           09/01/2031                8,232,240
---------------------------------------------------------------------------------------------------------------------
     1,000,000 Puerto Rico Port Authority
               (American Airlines), Series A                      6.250           06/01/2026                  550,030
---------------------------------------------------------------------------------------------------------------------
    12,470,000 Puerto Rico Port Authority
               (American Airlines), Series A                      6.300           06/01/2023                6,858,999
---------------------------------------------------------------------------------------------------------------------
     3,418,990 Puerto Rico Public Buildings Authority
               Computer Lease a                                   6.528           05/01/2004                3,403,946
---------------------------------------------------------------------------------------------------------------------
   182,410,000 Puerto Rico Public Finance
               Corp., Series E                                    5.500           08/01/2029              193,872,644
---------------------------------------------------------------------------------------------------------------------
       262,428 Puerto Rico San Sebastian
               Garage Lease a,d                                  10.000           09/16/2005                  269,484
---------------------------------------------------------------------------------------------------------------------
     2,000,000 University of V.I.                                 6.250           12/01/2029                2,176,980
---------------------------------------------------------------------------------------------------------------------
     1,250,000 V.I. Government Refinery
               Facilities (Hovensa Coker)                         6.500           07/01/2021                1,278,875
---------------------------------------------------------------------------------------------------------------------
        45,000 V.I. Hsg. Finance Authority, Series A              6.450           03/01/2016                   46,799
---------------------------------------------------------------------------------------------------------------------
    27,733,000 V.I. Public Finance
               Authority (Hovensa Coker)                          6.500           07/01/2021               28,373,632
---------------------------------------------------------------------------------------------------------------------
     5,925,000 V.I. Public Finance
               Authority Computer Lease a                         6.250           01/01/2005                6,161,052
---------------------------------------------------------------------------------------------------------------------
     1,000,000 V.I. Public Finance Authority, Series A            5.500           10/01/2018                1,047,700
---------------------------------------------------------------------------------------------------------------------
    16,220,000 V.I. Public Finance Authority, Series A            5.500           10/01/2022               16,786,565
---------------------------------------------------------------------------------------------------------------------
     7,500,000 V.I. Public Finance Authority, Series A            5.625           10/01/2025                7,785,525


            35  |  ROCHESTER FUND MUNICIPALS

 STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                           Market Value
        Amount                                                   Coupon             Maturity               See Note 1
---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions Continued
   $    50,000 V.I. Public Finance Authority, Series A            5.625%          10/01/2025           $       52,269
---------------------------------------------------------------------------------------------------------------------
     3,830,000 V.I. Public Finance Authority, Series E            6.000           10/01/2022                3,954,475
---------------------------------------------------------------------------------------------------------------------
     1,575,000 V.I. Water & Power Authority                       5.300           07/01/2018                1,606,453
---------------------------------------------------------------------------------------------------------------------
     3,515,000 V.I. Water & Power Authority                       5.300           07/01/2021                3,535,598
---------------------------------------------------------------------------------------------------------------------
     2,500,000 V.I. Water & Power Authority                       5.500           07/01/2017                2,570,850
                                                                                                       --------------
                                                                                                          651,457,625

---------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $5,868,742,854)--99.5%                                               5,818,293,059
---------------------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities--0.5                                                                      29,853,016
                                                                                                       --------------
 Net Assets--100.0%                                                                                    $5,848,146,075
                                                                                                       ==============



Footnotes to Statement of Investments

a. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.
b. Non-income-accruing security.
d. Issuer is in default. See Note 1 of Notes to Financial Statements.
f. Represents the current  interest rate for a variable rate bond known as an "inverse  floater". See Note 1 of Notes to Financial
   Statements.
v. Represents the current interest rate for a variable or increasing rate security.
w. When-issued security to be delivered and settled after June 30, 2003. See Note 1 of Notes to Financial Statements.
z. Represents a zero coupon bond.

See accompanying Notes to Financial Statements.





            36  |  ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
 Portfolio Abbreviations  June 30, 2003

To simplify the listings of securities, abbreviations are used per the table below:

 ACDS        Association for Children with Down
             Syndrome
 ACLD        Adults and Children with Learning and
             Developmental Disabilities
 ADD         Aid to the Developmentally Disabled
 ALIA        Alliance of Long Island Agencies
 ARC         Association of Retarded Citizens
 ASMF        Amsterdam Sludge Management Facility
 BID         Business Improvement District
 CAB         Capital Appreciation Bond
 CARS        Complimentary Auction Rate Security
 CCSSVD      Central Council of the Society of St.
             Vincent dePaul
 CDD         Community Development District
 CFGA        Child and Family Guidance Association
 CNGCS       Central Nassau Guidance and Counseling
             Services
 COP         Certificates of Participation
 CSD         Central School District
 CSMR        Community Services for the Mentally
             Retarded
 Con Ed      Consolidated Edison Company
 DA          Dormitory Authority
 DDI         Developmental Disabilities Institute
 DIAMONDS    Direct Investment of Accrued Municipals
 EDA         Economic Development Authority
 EFC         Environmental Facilities Corp.
 EHC         Elderly Housing Corporation
 EHL         Engine Hook and Ladder
 ERDA        Energy Research and Development
             Authority
 FHA         Federal Housing Authority
 FREE        Family Residences and Essential Enterprises
 GJSR        Gurwin Jewish Senior Residences
 GO          General Obligation
 HBFA        Housing Bank and Finance Agency
 HDC         Housing Development Corp.
 HELP        Homeless Economic Loan Program
 HFA         Housing Finance Agency
 HFC         Housing Finance Corp.
 HH          Harmony Heights, Inc.
 HHS         Harmony Heights School
 HJDOI       Hospital for Joint Diseases Orthopaedic
             Institute
 IDA         Industrial Development Agency
 IFA         Interim Finance Authority
 IGHL        Independent Group Home for Living
 INFLOS      Inverse Floating Rate Securities
 ITEMECF     Industrial, Tourist, Educational, Medical and
             Environmental Community Facilities



 IVRC        Inverse Variable Rate Certificate
 JBFS        Jewish Board of Family Services
 JCC         Jewish Community Center
 JDAM        Julia Dyckman Andrus Memorial
 JFK         John Fitzgerald Kennedy
 L.I.        Long Island
 LEVRRS      Leveraged Reverse Rate Security
 LGAC        Local Government Assistance Corp.
 LGSB        Local Government Services Corporation
 LILCO       Long Island Lighting Corporation
 LRRHCF      Loretto Rest Residential Health Care
             Facility
 LVH         Little Village House
 MCH         Maryhaven Center of Hope
 MSH/NYU     Mount Sinai Hospital/New York University
 MTA         Metropolitan Transportation Authority
 NH&HC       Nursing Home and Health Care
 NIMO        Niagara Mohawk Power Corporation
 NY/NJ       New York/New Jersey
 NYC         New York City
 NYS         New York State
 NYSEG       New York State Electric and Gas
 OBPWC       Ocean Bay Park Water Corporation
 PRFF        Puerto Rican Family Foundation
 RG&E        Rochester Gas and Electric
 RIBS        Residual Interest Bonds
 RIT         Rochester Institute of Technology
 RITES       Residual Interest Tax Exempt Security
 Res Rec     Resource Recovery Facility
 SCCC        Sullivan County Community College
 SCHC        Senior Citizen Housing Corporation
 SCSB        Schuyler Community Services Board
 SLCD        School for Language and Communication
             Development
 SMCFS       St. Mary's Children and Family Services
 SONYMA      State of New York Mortgage Agency
 SSMH        Soldiers and Sailors Memorial Hospital
 SUNY        State University of New York
 SWMA        Solid Waste Management Authority
 TASC        Tobacco Settlement Asset-Backed Bonds
 TFA         Transitional Finance Authority
 TFABs       Tobacco Flexible Amortization Bonds
 UCPAGS      United Cerebral Palsy Association of
             Greater Suffolk
 UDC         Urban Development Corp.
 V.I.        United States Virgin Islands
 WORCA       Working Organization for Retarded
             Children and Adults
 WWH         Wyandach/Wheatley Heights
 YMCA        Young Men's Christian Association



            37  |  ROCHESTER FUND MUNICIPALS

 FOOTNOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued

-----------------------------------------------------------------------------------------
 Industry Concentrations  June 30, 2003
 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                                  Market Value        Percent
-----------------------------------------------------------------------------------------
 Hospital/Health Care                                    $  696,153,678             12.0%
 Tobacco Settlements                                        592,815,020             10.2
 Electric Utilities                                         558,400,407              9.6
 Highways/Railways                                          472,659,719              8.1
 Airlines                                                   375,213,295              6.5
 Adult Living Facilities                                    331,273,954              5.7
 Multifamily Housing                                        325,109,706              5.6
 General Obligation                                         268,503,045              4.6
 Not-for-Profit Organization                                266,114,232              4.6
 Higher Education                                           249,721,562              4.3
 Sales Tax Revenue                                          232,704,163              4.0
 Water Utilities                                            209,360,806              3.6
 Municipal Leases                                           172,096,547              3.0
 Paper, Containers & Packaging                              169,346,206              2.9
 Marine/Aviation Facilities                                 159,981,844              2.7
 Resource Recovery                                          157,140,001              2.7
 Single Family Housing                                      120,522,823              2.1
 Manufacturing, Non-Durable Goods                           112,748,934              1.9
 Manufacturing, Durable Goods                               100,714,143              1.7
 Education                                                   99,153,704              1.7
 Special Assessment                                          40,674,020              0.7
 Gas Utilities                                               34,354,006              0.6
 Parking Fee Revenue                                         30,384,455              0.5
 Pollution Control                                           30,353,092              0.5
 Hotels, Restaurants &Leisure                                12,793,697              0.2
                                                         --------------------------------
 Total                                                   $5,818,293,059            100.0%
                                                         ================================

-----------------------------------------------------------------------------------------
 Summary of Ratings  June 30, 2003
 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Ratings                                                                         Percent
-----------------------------------------------------------------------------------------
 AAA                                                                                 9.6%
 AA                                                                                 15.4
 A                                                                                  24.4
 BBB                                                                                25.9
 BB                                                                                  4.8
 B                                                                                   5.3
 CCC                                                                                 0.1
 D                                                                                   0.0
 Not Rated                                                                          14.5
                                                                                  -------
                                                                                  100.0%
                                                                                  =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

            38   |  ROCHESTER FUND MUNICIPALS

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003
---------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $5,868,742,854)--see accompanying statement                  $5,818,293,059
---------------------------------------------------------------------------------------------------------
 Cash                                                                                          1,791,194
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                    108,666,206
 Investments sold                                                                             19,096,198
 Shares of beneficial interest sold                                                           11,331,248
 Other                                                                                            62,958
                                                                                         ----------------
 Total assets                                                                              5,959,240,863

---------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased (including $53,365,000 purchased on a
 when-issued or forward commitment basis)                                                     66,694,791
 Notes payable to bank (interest rate 2.000% at June 30, 2003)                                24,700,000
 Shares of beneficial interest redeemed                                                        9,298,556
 Dividends                                                                                     6,426,669
 Distribution and service plan fees                                                            2,558,086
 Trustees' compensation                                                                          892,915
 Shareholder reports                                                                             246,583
 Transfer and shareholder servicing agent fees                                                   230,530
 Other                                                                                            46,658
                                                                                         ----------------
 Total liabilities                                                                           111,094,788

---------------------------------------------------------------------------------------------------------
 Net Assets                                                                               $5,848,146,075
                                                                                         ================

---------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                          $6,079,216,083
---------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                           6,568,100
---------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                   (187,188,313)
---------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                  (50,449,795)
                                                                                         ----------------
 Net Assets                                                                               $5,848,146,075
                                                                                         ================




            39  |  ROCHESTER FUND MUNICIPALS

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

---------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,114,271,136 and 238,118,856 shares of beneficial interest outstanding)                         $17.28
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                                          $18.14
---------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,283,167,074
 and 74,321,562 shares of beneficial interest outstanding)                                         $17.27
---------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $438,702,041
 and 25,419,522 shares of beneficial interest outstanding)                                         $17.26
---------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $12,005,824 and 694,944 shares of beneficial interest outstanding)                      $17.28



 See accompanying Notes to Financial Statements.








            40  |  ROCHESTER FUND MUNICIPALS

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
----------------------------------------------------------------------------------------------------------
 Investment Income
 Interest                                                                                  $  211,943,542
----------------------------------------------------------------------------------------------------------
 Other income                                                                                     148,266
                                                                                           ---------------
 Total investment income                                                                      212,091,808

----------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                               13,513,660
----------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                        2,941,498
 Class B                                                                                        6,414,353
 Class C                                                                                        2,207,111
----------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                          939,159
 Class B                                                                                          368,090
 Class C                                                                                          121,526
 Class Y                                                                                            5,147
----------------------------------------------------------------------------------------------------------
 Accounting service fees                                                                          874,446
----------------------------------------------------------------------------------------------------------
 Interest expense                                                                                 297,589
----------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                      260,237
----------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                           147,146
----------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                              106,633
----------------------------------------------------------------------------------------------------------
 Other                                                                                             28,173
                                                                                           ---------------
 Total expenses                                                                                28,224,768
 Less reduction to custodian expenses                                                             (12,442)
                                                                                           ---------------
 Net expenses                                                                                  28,212,326


----------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                        183,879,482


----------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                                             (70,687,194)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                          34,196,478


----------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                        $147,388,766
                                                                                           ===============




 See accompanying Notes to Financial Statements.


            41  |  ROCHESTER FUND MUNICIPALS

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                        Six Months                      Year
                                                                             Ended                     Ended
                                                                     June 30, 2003              December 31,
                                                                       (Unaudited)                      2002
-------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                              $  183,879,482            $  358,453,248
-------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                              (70,687,194)                4,858,580
-------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                   34,196,478               (67,362,355)
                                                                    -----------------------------------------
 Net increase in net assets resulting from operations                  147,388,766               295,949,473

-------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                              (137,877,715)             (262,145,612)
 Class B                                                               (37,747,754)              (66,778,356)
 Class C                                                               (13,017,211)              (24,126,061)
 Class Y                                                                  (401,917)                 (758,014)

-------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                              (155,909,229)              266,560,700
 Class B                                                               (49,615,967)              197,188,318
 Class C                                                               (28,839,264)               47,416,054
 Class Y                                                                        --                        --

-------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                            (276,020,291)              453,306,502
-------------------------------------------------------------------------------------------------------------
 Beginning of period                                                 6,124,166,366             5,670,859,864
                                                                    -----------------------------------------
 End of period [including undistributed net investment
 income of $6,568,100 and $11,733,215, respectively]                $5,848,146,075            $6,124,166,366
                                                                    =========================================



 See accompanying Notes to Financial Statements.






            42  |  ROCHESTER FUND MUNICIPALS

 FINANCIAL HIGHLIGHTS


                                                    Six Months                                                               Year
                                                         Ended                                                              Ended
                                                 June 30, 2003                                                           Dec. 31,
 Class A                                           (Unaudited)          2002          2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $17.38       $ 17.52        $17.67       $16.78       $18.81       $18.67
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .54          1.08          1.06         1.04         1.04         1.04
 Net realized and unrealized gain (loss)                  (.09)         (.15)         (.17)         .89        (2.03)         .15
                                                        ----------------------------------------------------------------------------
 Total from investment operations                          .45           .93           .89         1.93         (.99)        1.19
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.55)        (1.07)        (1.04)       (1.04)       (1.04)       (1.04)
 Undistributed net investment income--
 prior year                                                 --            --            --           --           --         (.01)
                                                        ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.55)        (1.07)        (1.04)       (1.04)       (1.04)       (1.05)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $17.28        $17.38        $17.52       $17.67       $16.78       $18.81
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       2.80%         5.46%         5.14%       11.93%       (5.51)%       6.52%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $4,114        $4,299        $4,073       $3,536       $3,288       $3,435
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $4,117        $4,292        $3,893       $3,341       $3,559       $3,161
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                    6.58%         6.18%         5.97%        6.07%        5.78%        5.50%
 Expenses, gross                                          0.71%         0.72%         0.72%        0.78%        0.77%        0.78% 3
 Expenses, net                                            0.70% 4,5     0.71% 4,5     0.70% 4,5    0.74% 4,5    0.73% 4,5    0.75% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     5%           29%           11%          26%          30%          25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Net of interest expense. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


            43  |  ROCHESTER FUND MUNICIPALS

 FINANCIAL HIGHLIGHTS  Continued

                                                    Six Months                                                               Year
                                                         Ended                                                              Ended
                                                 June 30, 2003                                                           Dec. 31,
 Class  B                                          (Unaudited)          2002          2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $17.36        $17.51        $17.66       $16.77       $18.79       $18.65
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .47           .93           .91          .89          .89          .89
 Net realized and unrealized gain (loss)                  (.08)         (.16)         (.17)         .90        (2.03)         .14
                                                        ----------------------------------------------------------------------------
 Total from investment operations                          .39           .77           .74         1.79        (1.14)        1.03
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.48)         (.92)         (.89)        (.90)        (.88)        (.89)
 Undistributed net investment income--
 prior year                                                 --            --            --           --           --          --
                                                        ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.48)         (.92)         (.89)        (.90)        (.88)        (.89)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $17.27        $17.36        $17.51       $17.66       $16.77       $18.79
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       2.42%         4.50%         4.25%       10.98%       (6.27)%       5.61%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $1,283        $1,342        $1,157         $803         $673         $494
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $1,293        $1,275        $  997         $711         $635         $329
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                    5.70%         5.32%         5.10%        5.19%       4.91%         4.57%
 Expenses, gross                                          1.58%         1.58%         1.58%        1.65%       1.64%         1.64% 3
 Expenses, net                                            1.57% 4,5     1.57% 4,5     1.56% 4,5    1.60% 4,5   1.59% 4,5     1.61% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     5%           29%           11%           26%         30%          25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Net of interest expense. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


            44  |  ROCHESTER FUND MUNICIPALS

                                                    Six Months                                                               Year
                                                         Ended                                                              Ended
                                                 June 30, 2003                                                           Dec. 31,
 Class C                                           (Unaudited)          2002          2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $17.36        $17.50        $17.66       $16.76       $18.79       $18.66
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .47           .93           .91          .89          .89          .89
 Net realized and unrealized gain (loss)                  (.09)         (.15)         (.18)         .91        (2.04)         .13
                                                        ----------------------------------------------------------------------------
 Total from investment operations                          .38           .78           .73         1.80        (1.15)        1.02
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.48)         (.92)         (.89)        (.90)        (.88)        (.89)
 Undistributed net investment income--
 prior year                                                 --            --            --           --           --           --
                                                        ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.48)         (.92)         (.89)        (.90)        (.88)        (.89)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $17.26        $17.36        $17.50       $17.66       $16.76       $18.79
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       2.37%         4.57%         4.19%       11.06%       (6.32)%       5.56%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                  $439          $471          $429         $259         $220         $174
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                         $445          $460          $356         $225         $221         $111
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                    5.72%         5.32%         5.09%        5.20%        4.92%        4.57%
 Expenses, gross                                          1.58%         1.58%         1.57%        1.63%        1.63%        1.63% 3
 Expenses, net                                            1.57% 4,5     1.57% 4,5     1.55% 4,5    1.59% 4,5    1.58%     4,51.59% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     5%           29%           11%          26%          30%          25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Net of interest expense. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


            45  |  ROCHESTER FUND MUNICIPALS

 FINANCIAL HIGHLIGHTS  Continued

                                                                  Six Months                                    Year
                                                                       Ended                                   Ended
                                                               June 30, 2003                                Dec. 31,
 Class  Y                                                        (Unaudited)          2002         2001       2000 1
---------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                 $17.38        $17.52       $17.67       $16.88
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                   .54          1.10         1.08          .70
 Net realized and unrealized gain (loss)                                (.08)         (.15)        (.17)         .78
                                                                      -----------------------------------------------
 Total from investment operations                                        .46           .95          .91         1.48
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   (.56)        (1.09)       (1.06)        (.69)
 Undistributed net investment income--prior year                          --            --           --           --
                                                                      -----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                        (.56)        (1.09)       (1.06)        (.69)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $17.28        $17.38       $17.52       $17.67
                                                                      ===============================================

---------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                     2.85%         5.57%        5.25%        8.97%

---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                                 $12           $12          $12          $11
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                                        $12           $12          $12          $10
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                  6.67%         6.30%        6.08%        6.07%
 Expenses, gross                                                        0.61%         0.62%        0.62%        0.68%
 Expenses, net                                                          0.60% 4,5     0.61% 4,5    0.60% 4,5    0.64% 4,5
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                   5%           29%          11%          26%



1. For the period from April 28, 2000 (inception of offering) to December 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Net of interest expense. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


            46  |  ROCHESTER FUND MUNICIPALS

 NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase



            47  |  ROCHESTER FUND MUNICIPALS

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 commitments. The purchase of securities on a when-issued (or forward commitment) basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments or forward commitments of $53,365,000.
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $568,003,733 as of June 30, 2003. Including the effect of leverage, inverse floaters represent 19% of the Fund's total assets as of June 30, 2003.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $28,719,535, representing 0.49% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $185,116,564. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to

            48  |  ROCHESTER FUND MUNICIPALS
 offset capital gains realized. During the year ended December 31, 2002, the Fund used $4,858,580 of carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              --------------------------
                              2003          $ 10,726,285
                              2004             3,560,645
                              2005             5,760,047
                              2006             4,332,921
                              2007            41,458,446
                              2008            48,591,026
                                            ------------
                              Total         $114,429,370
                                            ============
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2003, the Fund's projected benefit obligations were increased by $93,816 and payments of $31,694 were made to retired trustees, resulting in an accumulated liability of $651,200 as of June 30, 2003.
    In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2003, payments of $16,875 were made to retired trustees. As of June 30, 2003, the Fund had recognized an accumulated liability of $229,500.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.



            49  |  ROCHESTER FUND MUNICIPALS

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                                  Six Months Ended                Year Ended
                                                     June 30, 2003         December 31, 2002
                 ---------------------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                      $189,044,597              $353,808,043
                 ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    Six Months Ended June 30, 2003                Year Ended December 31, 2002
                                      Shares                Amount                    Shares            Amount
---------------------------------------------------------------------------------------------------------------
 Class A
 Sold                             16,174,409         $ 275,107,224                46,250,617      $812,053,894
 Dividends and/or
 distributions reinvested          4,575,196           77,748,595                  8,272,468       144,484,462
 Redeemed                        (30,029,265)         (508,765,048)              (39,608,309)     (689,977,656)
                                 ------------------------------------------------------------------------------
 Net increase (decrease)          (9,279,660)        $(155,909,229)               14,914,776      $266,560,700
                                 ==============================================================================



            50  |  ROCHESTER FUND MUNICIPALS


                                    Six Months Ended June 30, 2003                Year Ended December 31, 2002
                                      Shares                Amount                    Shares            Amount
---------------------------------------------------------------------------------------------------------------
 Class B
 Sold                              4,945,000         $  84,252,044                18,018,394     $ 316,028,022
 Dividends and/or
 distributions reinvested          1,340,814            22,768,594                 2,312,130        40,363,248
 Redeemed                         (9,245,374)         (156,636,605)               (9,146,731)     (159,202,952)
                                 ------------------------------------------------------------------------------
 Net increase (decrease)          (2,959,560)        $ (49,615,967)               11,183,793     $ 197,188,318
                                 ==============================================================================

---------------------------------------------------------------------------------------------------------------
 Class C
 Sold                              2,322,149         $  39,589,282                 8,867,195     $ 155,513,477
 Dividends and/or
 distributions reinvested            499,196             8,471,279                   915,923        15,983,379
 Redeemed                         (4,545,379)          (76,899,825)               (7,127,719)     (124,080,802)
                                 ------------------------------------------------------------------------------
 Net increase (decrease)          (1,724,034)        $ (28,839,264)                2,655,399     $  47,416,054
                                 ==============================================================================

---------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                     --         $          --                        --     $          --
 Dividends and/or
 distributions reinvested                 --                    --                        --                --
 Redeemed                                 --                    --                        --                --
                                 ------------------------------------------------------------------------------
 Net increase (decrease)                  --         $          --                        --     $          --
                                 ==============================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $279,977,760 and $583,088,237, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion.
--------------------------------------------------------------------------------
 Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended, the Fund paid $874,446 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.



            51   |  ROCHESTER FUND MUNICIPALS

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate           Class A       Concessions         Concessions       Concessions
                        Front-End         Front-End        on Class A          on Class B        on Class C
                    Sales Charges     Sales Charges            Shares              Shares            Shares
 Six Months            on Class A       Retained by       Advanced by         Advanced by       Advanced by
 Ended                     Shares       Distributor     Distributor 1       Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------
 June 30, 2003         $4,635,091          $604,177          $361,195          $2,599,960          $305,059

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
                                                              Class A             Class B           Class C
                                                           Contingent          Contingent        Contingent
                                                             Deferred            Deferred          Deferred
                                                        Sales Charges       Sales Charges     Sales Charges
 Six Months                                               Retained by         Retained by       Retained by
 Ended                                                    Distributor         Distributor       Distributor
-----------------------------------------------------------------------------------------------------------
 June 30, 2003                                                $98,348          $1,960,328           $57,185

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2003, expense under the Class A Plan totaled $2,941,498, all of which were paid by the Distributor to recipients, which includes $37,508 retained by the Distributor and $16,469 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.



            52  |  ROCHESTER FUND MUNICIPALS

 Distribution fees paid to the Distributor for the six months ended June 30, 2003, were as follows:

                                                                            Distributor's
                                                        Distributor's           Aggregate
                                                            Aggregate        Unreimbursed
                                                         Unreimbursed       Expenses as %
                                     Total Payments   Amount Retained            Expenses     of Net Assets
                                         Under Plan    by Distributor          Under Plan          of Class
-----------------------------------------------------------------------------------------------------------
 Class B Plan                            $6,414,353        $4,157,027         $46,274,408              3.61%
 Class C Plan                             2,207,111           826,342           9,064,625              2.07

--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $618,830,144, which represents 10.58% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $24,700,000 at June 30, 2003 at an interest rate of 2.000%. For the six months ended June 30, 2003, the average monthly loan balance was $29,799,521 at an average interest rate of 1.911%. The Fund had gross borrowings and gross loan repayments of $371,900,000 and $442,300,000, respectively, during the six months ended June 30, 2003. The maximum amount of borrowings outstanding at any month-end was $72,600,000. The Fund paid $10,510 in commitment fees during the six months ended June 30, 2003.


            53  |  ROCHESTER FUND MUNICIPALS

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.












            54  |  ROCHESTER FUND MUNICIPALS

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)